UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2016

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc. - AB Long/Short Multi-Manager Fund

Portfolio of Investments

August 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 68.6%
Consumer Discretionary - 16.3%
Auto Components - 1.5%
Goodyear Tire & Rubber Co. (The)	5,995	$178,471
Johnson Controls, Inc.	6,078	250,049
Tenneco, Inc. (a)	1,379	64,882

		493,402

Automobiles - 0.8%
Peugeot SA (a)	14,246	244,916

Hotels, Restaurants & Leisure - 3.0%
Buffalo Wild Wings, Inc. (a)	500	94,840
Carnival Corp. (b)	8,549	420,867
Chipotle Mexican Grill, Inc.-Class A (a)	85	60,351
Starbucks Corp.	6,314	345,439
Starwood Hotels & Resorts Worldwide, Inc.	352	25,157

		946,654

Household Durables - 1.9%
DR Horton, Inc.	1,097	33,316
Jarden Corp. (a)	2,777	142,571
Lennar Corp.-Class A	1,773	90,246
Ryland Group, Inc. (The)	5,046	218,189
Tempur Sealy International, Inc. (a)	1,656	120,921

		605,243

Internet & Catalog Retail - 0.9%
Liberty Interactive Corp. QVC Group-Class A (a)	9,442	255,312
Priceline Group, Inc. (The) (a)	41	51,194

		306,506

Leisure Products - 0.3%
Brunswick Corp./DE	1,895	94,200

Media - 4.8%
CBS Corp.-Class B (b)	1,469	66,458
Comcast Corp.-Class A	4,966	279,735
DISH Network Corp.-Class A (a)	4,904	290,660
JCDecaux SA	4,811	172,468
Liberty Global PLC-Series C (a)	5,960	267,425
Sirius XM Holdings, Inc. (a)	9,843	37,551
Time Warner, Inc.	5,025	357,278
Walt Disney Co. (The)	499	50,838

		1,522,413

Multiline Retail - 1.2%
Dollar Tree, Inc. (a)(b)	3,619	275,985
Target Corp.	1,608	124,958

		400,943

Specialty Retail - 1.2%
Advance Auto Parts, Inc. (b)	527	92,357
Industria de Diseno Textil SA	2,543	84,456

Company	Shares	U.S. $ Value
Lowe’s Cos., Inc.	1,457	100,780
MarineMax, Inc. (a)	2,406	39,218
Monro Muffler Brake, Inc.	1,282	81,266

		398,077

Textiles, Apparel & Luxury Goods - 0.7%
Luxottica Group SpA	725	49,098
Moncler SpA	9,036	163,265

		212,363

		5,224,717

Information Technology - 12.2%
Communications Equipment - 0.2%
Radware Ltd. (a)	1,537	28,604
Ruckus Wireless, Inc. (a)	3,286	37,197

		65,801

Electronic Equipment, Instruments & Components - 1.6%
Corning, Inc.	13,900	239,219
TE Connectivity Ltd.	4,816	285,541

		524,760

Internet Software & Services - 3.1%
Facebook, Inc. (a)(b)	2,280	203,901
Google, Inc.-Class A (a)(b)	604	391,283
LinkedIn Corp.-Class A (a)(b)	580	104,748
Tencent Holdings Ltd.	16,838	281,986

		981,918

IT Services - 1.6%
Computer Sciences Corp. (b)	1,387	85,980
FleetCor Technologies, Inc. (a)	100	14,916
PayPal Holdings, Inc. (a)	1,740	60,900
Visa, Inc.-Class A (b)	1,684	120,070
Western Union Co. (The)-Class W	11,528	212,576

		494,442

Semiconductors & Semiconductor Equipment - 1.2%
Avago Technologies Ltd.	3,058	385,216

Software - 2.2%
Citrix Systems, Inc. (a)(b)	1,105	75,261
CommVault Systems, Inc. (a)	1,669	59,817
Microsoft Corp.	2,427	105,623
PTC, Inc. (a)(b)	2,392	79,223
salesforce.com, Inc. (a)	719	49,870
SolarWinds, Inc. (a)	560	22,260
Symantec Corp.	14,465	296,388
Take-Two Interactive Software, Inc. (a)	716	20,857

		709,299

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	1,309	147,603

Company	Shares	U.S. $ Value
EMC Corp./MA (b)	6,814	169,464
Lexmark International, Inc.-Class A	1,353	40,563
NCR Corp. (a)	3,663	91,905
Western Digital Corp.	3,641	298,416

		747,951

		3,909,387

Industrials - 9.8%
Aerospace & Defense - 1.5%
Airbus Group SE	2,232	145,336
Precision Castparts Corp. (b)	317	72,989
Raytheon Co.	2,645	271,271

		489,596

Air Freight & Logistics - 0.8%
FedEx Corp.	1,677	252,573

Airlines - 3.0%
Alaska Air Group, Inc.	2,548	190,743
Delta Air Lines, Inc. (b)	7,769	340,127
Hawaiian Holdings, Inc. (a)	2,336	52,934
International Consolidated Airlines Group SA (a)	5,189	42,529
United Continental Holdings, Inc. (a)	4,402	250,782
Wizz Air Holdings PLC (a)(c)	2,998	82,455

		959,570

Construction & Engineering - 0.2%
AECOM (a)	2,254	61,985
SPIE SA (a)	771	14,721

		76,706

Electrical Equipment - 1.5%
Acuity Brands, Inc.	89	17,344
Eaton Corp. PLC	4,232	241,478
SolarCity Corp. (a)	4,183	201,955

		460,777

Machinery - 0.1%
Oshkosh Corp.	977	41,083

Road & Rail - 1.6%
Avis Budget Group, Inc. (a)	2,271	100,219
Hertz Global Holdings, Inc. (a)	9,758	179,840
Old Dominion Freight Line, Inc. (a)	2,283	151,797
Saia, Inc. (a)	1,005	37,738
Union Pacific Corp.	560	48,014

		517,608

Trading Companies & Distributors - 0.7%
AerCap Holdings NV (a)	4,616	194,056
MRC Global, Inc. (a)	2,223	28,877

		222,933

Company	Shares	U.S. $ Value
Transportation Services - 0.4%
Europcar Groupe SA (a)(c)	9,735	123,388

		3,144,234

Financials - 7.6%
Banks - 2.7%
Bank of America Corp.	20,474	334,545
Bank of the Ozarks, Inc. (b)	2,951	123,352
JPMorgan Chase & Co. (b)	1,273	81,599
Mitsubishi UFJ Financial Group, Inc.	15,634	103,125
Regions Financial Corp.	7,187	68,924
Signature Bank/New York NY (a)(b)	1,223	163,258

		874,803

Capital Markets - 1.2%
Affiliated Managers Group, Inc. (a)	506	94,339
Ameriprise Financial, Inc.	2,171	244,606
OM Asset Management PLC	1,892	31,256

		370,201

Diversified Financial Services - 1.2%
Intercontinental Exchange, Inc.	344	78,573
McGraw Hill Financial, Inc.	524	50,823
Moody’s Corp.	508	51,973
NASDAQ OMX Group, Inc. (The)	3,684	188,584

		369,953

Insurance - 2.0%
Aflac, Inc.	4,607	269,970
AmTrust Financial Services, Inc.	1,652	96,064
Assurant, Inc.	1,556	115,688
Willis Group Holdings PLC	3,886	167,448

		649,170

Real Estate Management & Development - 0.5%
Realogy Holdings Corp. (a)	4,226	170,308

		2,434,435

Health Care - 6.9%
Biotechnology - 1.0%
Actelion Ltd. (REG) (a)	366	49,690
Biogen, Inc. (a)(b)	277	82,352
Gilead Sciences, Inc. (b)	1,830	192,278

		324,320

Health Care Providers & Services - 3.7%
Aetna, Inc.	3,276	375,168
Anthem, Inc.	2,217	312,708
Brookdale Senior Living, Inc. (a)(b)	5,142	140,994
HCA Holdings, Inc. (a)(b)	1,191	103,164
UnitedHealth Group, Inc.	736	85,155
Universal Health Services, Inc.-Class B (b)	1,132	155,242

		1,172,431

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	490	96,829

Pharmaceuticals - 1.9%
Allergan PLC (a)(b)	1,428	433,741
Endo International PLC (a)	704	54,208
Valeant Pharmaceuticals International, Inc. (a)	593	136,746

		624,695

		2,218,275

Consumer Staples - 5.3%
Beverages - 2.8%
Constellation Brands, Inc.-Class A	4,819	616,832
Davide Campari-Milano SpA	9,191	68,566
Monster Beverage Corp. (a)	386	53,446
SABMiller PLC (London)	3,241	150,762

		889,606

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	1,435	200,972
Kroger Co. (The)	8,356	288,282
Rite Aid Corp. (a)(b)	13,070	107,827

		597,081

Food Products - 0.5%
Blue Buffalo Pet Products, Inc. (a)	679	17,348
JM Smucker Co. (The) (b)	1,166	137,262

		154,610

Personal Products - 0.2%
L’Oreal SA	325	55,581

		1,696,878

Materials - 5.2%
Chemicals - 3.0%
Celanese Corp.-Series A	3,380	204,963
CF Industries Holdings, Inc. (b)	6,255	358,912
LyondellBasell Industries NV-Class A	1,247	106,469
Monsanto Co. (b)	1,612	157,412
Sherwin-Williams Co. (The) (b)	507	129,695

		957,451

Construction Materials - 1.2%
Buzzi Unicem SpA (d)	9,525	161,968
Eagle Materials, Inc.	2,545	208,257

		370,225

Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	3,588	74,810

Paper & Forest Products - 0.8%
Canfor Corp. (a)	7,638	116,695

Company	Shares	U.S. $ Value
Louisiana-Pacific Corp. (a)	7,863	129,267

		245,962

		1,648,448

Energy - 2.9%
Energy Equipment & Services - 0.5%
National Oilwell Varco, Inc.	3,641	154,123

Oil, Gas & Consumable Fuels - 2.4%
EOG Resources, Inc.	2,747	215,118
EQT Corp. (b)	1,329	103,423
Marathon Petroleum Corp.	2,077	98,263
Occidental Petroleum Corp.	2,015	147,115
Suncor Energy, Inc. (New York)	7,568	213,720

		777,639

		931,762

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SAU (a)(c)	4,097	72,515
Sunrise Communications Group AG (a)(c)	1,121	72,827

		145,342

Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc. (a)	7,322	290,025

		435,367

Utilities - 1.0%
Independent Power and Renewable Electricity Producers - 1.0%
NRG Energy, Inc. (b)	15,177	302,326

Total Common Stocks (cost $21,884,251)		21,945,829

REAL ESTATE INVESTMENT TRUST UNITS - 1.2%
Financials - 1.2%
Real Estate Investment Trusts (REITs) - 1.2%
Lamar Advertising Co.-Class A (b)	2,054	109,560
NorthStar Realty Finance Corp.	18,616	261,555

Total Real Estate Investment Trust Units (cost $437,369)		371,115

DEPOSITORY RECEIPTS - 1.0%
Consumer Discretionary - 0.6%
Internet & Catalog Retail - 0.6%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	681	45,028
Vipshop Holdings Ltd. (ADR) (a)	7,551	135,842

		180,870

Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV (Sponsored ADR)	1,296	141,148

Total Depository Receipts (cost $367,449)		322,018

Company	Shares	U.S. $ Value
EQUITY LINKED NOTES - 0.9%
Financials - 0.9%
Banks - 0.6%
National Commercial Bank, HSBC Bank PLC, expiring 11/20/17 (a)	13,374	195,219

Capital Markets - 0.3%
Saudi Basic Industries Corp., Credit Suisse AG/Nassau, expiring 5/17/18 (a)	3,773	81,260

Total Equity Linked Note (cost $345,684)		276,479

WARRANTS - 0.7%
Financials - 0.7%
Banks - 0.3%
JPMorgan Chase & Co., expiring 10/28/18 (a)	3,541	80,027

Capital Markets - 0.4%
Alinma Bank, Merrill Lynch International, expiring 4/18/16 (a)	28,574	142,870

Total Warrants (cost $236,389)		222,897

	Contracts
OPTIONS PURCHASED - PUTS - 0.5%
Apollo Education Group, Inc.
Expiration: Sep 2015, Exercise Price: $ 13.00 (a)(e)	17	3,237
athenahealth, Inc.
Expiration: Sep 2015, Exercise Price: $ 120.00 (a)(e)	5	535
Cablevision Systems Corp.
Expiration: Sep 2015, Exercise Price: $ 25.00 (a)(e)	25	3,647
Cablevision Systems Corp.
Expiration: Dec 2015, Exercise Price: $ 25.00 (a)(e)	8	2,322
Caterpillar, Inc.
Expiration: Sep 2015, Exercise Price: $ 77.50 (a)(e)	8	2,010
Chevron Corp.
Expiration: Sep 2015, Exercise Price: $ 80.00 (a)(e)	17	3,704
Continental Resources, Inc./OK
Expiration: Sep 2015, Exercise Price: $ 31.00 (a)(e)	13	1,979
DeVry, Inc.
Expiration: Nov 2015, Exercise Price: $ 25.00 (a)(e)	8	1,229
Eni SpA
Expiration: Sep 2015, Exercise Price: EUR 13.50 (a)(f)	6,791	732

Company	Contracts	U.S. $ Value
Five Below, Inc.
Expiration: Sep 2015, Exercise Price: $ 36.00 (a)(e)	11	970
Five Below, Inc.
Expiration: Nov 2015, Exercise Price: $ 37.00 (a)(e)	16	3,755
Franklin Resources, Inc.
Expiration: Oct 2015, Exercise Price: $ 40.00 (a)(e)	13	2,016
GameStop Corp.
Expiration: Oct 2015, Exercise Price: $ 42.00 (a)(e)	12	2,879
Glencore PLC
Expiration: Oct 2015, Exercise Price: GBP 1.50 (a)(f)	20,942	5,142
Gogo, Inc.
Expiration: Nov 2015, Exercise Price: $ 17.00 (a)(e)	6	1,604
Gogo, Inc.
Expiration: Nov 2015, Exercise Price: $ 22.00 (a)(e)	10	6,692
Grand Canyon Education, Inc.
Expiration: Sep 2015, Exercise Price: $ 40.00 (a)(e)	11	3,469
Grand Canyon Education, Inc.
Expiration: Oct 2015, Exercise Price: $ 35.00 (a)(e)	4	516
GrubHub, Inc.
Expiration: Sep 2015, Exercise Price: $ 30.00 (a)(e)	18	7,139
GrubHub, Inc.
Expiration: Oct 2015, Exercise Price: $ 27.50 (a)(e)	15	4,549
Hewlett Packard Co.
Expiration: Sep 2015, Exercise Price: $ 28.00 (a)(e)	18	1,741
Hewlett Packard Co.
Expiration: Oct 2015, Exercise Price: $ 26.00 (a)(e)	17	1,100
iShares Russell 2000 ETF
Expiration: Sep 2015, Exercise Price: $ 109.00 (a)(e)	136	13,056
Krispy Kreme Doughnuts, Inc.
Expiration: Sep 2015, Exercise Price: $ 18.00 (a)(e)	12	1,643
Las Vegas Sands Corp.
Expiration: Oct 2015, Exercise Price: $ 45.00 (a)(e)	16	3,867
Lenovo Group Ltd.
Expiration: Oct 2015, Exercise Price: HKD 6.50 (a)(f)	48,000	3,778
LifeLock, Inc.
Expiration: Nov 2015, Exercise Price: $ 10.00 (a)(e)	5	1,129

Company	Contracts	U.S. $ Value
Logitech International SA
Expiration: Sep 2015, Exercise Price: $ 14.00 (a)(e)	30	3,627
Melco Crown Entertainment Ltd.
Expiration: Oct 2015, Exercise Price: $ 18.00 (a)(e)	22	3,524
Michael Kors Holdings Ltd.
Expiration: Nov 2015, Exercise Price: $ 40.00 (a)(e)	7	1,438
Netflix, Inc.
Expiration: Oct 2015, Exercise Price: $ 100.00 (a)(e)	5	2,380
Netflix, Inc.
Expiration: Dec 2015, Exercise Price: $ 110.00 (a)(e)	2	2,461
Nu Skin Enterprises, Inc.
Expiration: Dec 2015, Exercise Price: $ 40.00 (a)(e)	5	1,525
Pandora Media, Inc.
Expiration: Sep 2015, Exercise Price: $ 19.00 (a)(e)	16	2,653
Pandora Media, Inc.
Expiration: Oct 2015, Exercise Price: $ 18.00 (a)(e)	17	2,921
Ping An Insurance Group Co.
Expiration: Sep 2015, Exercise Price: HKD 38.00 (a)(f)	13,500	3,383
salesforce.com, Inc.
Expiration: Sep 2015, Exercise Price: $ 70.00 (a)(e)	6	1,665
Skyworks Solutions, Inc.
Expiration: Sep 2015, Exercise Price: $ 85.00 (a)(e)	3	885
Skyworks Solutions, Inc.
Expiration: Nov 2015, Exercise Price: $ 95.00 (a)(e)	1	1,287
SolarCity Corp.
Expiration: Oct 2015, Exercise Price: $ 46.00 (a)(e)	5	1,926
SolarCity Corp.
Expiration: Oct 2015, Exercise Price: $ 50.00 (a)(e)	12	7,054
Take-Two Interactive Software, Inc.
Expiration: Sep 2015, Exercise Price: $ 28.00 (a)(e)	16	1,011
Tesla Motors, Inc.
Expiration: Sep 2015, Exercise Price: $ 220.00 (a)(e)	4	883
Tesla Motors, Inc.
Expiration: Oct 2015, Exercise Price: $ 220.00 (a)(e)	2	1,272
Tesla Motors, Inc.
Expiration: Oct 2015, Exercise Price: $ 240.00 (a)(e)	2	2,436

Company	Contracts	U.S. $ Value
Trinity Industries, Inc.
Expiration: Oct 2015, Exercise Price: $ 28.00 (a)(e)	9	2,244
Viacom, Inc.
Expiration: Sep 2015, Exercise Price: $ 40.00 (a)(e)	12	1,598
Viacom, Inc.
Expiration: Oct 2015, Exercise Price: $ 37.50 (a)(e)	9	1,054
Vipshop Holdings Ltd.
Expiration: Sep 2015, Exercise Price: $ 17.00 (a)(e)	22	1,705
Vipshop Holdings Ltd.
Expiration: Sep 2015, Exercise Price: $ 20.00 (a)(e)	15	3,586
Wayfair, Inc.
Expiration: Sep 2015, Exercise Price: $ 45.00 (a)(e)	9	4,399
Wayfair, Inc.
Expiration: Nov 2015, Exercise Price: $ 50.00 (a)(e)	4	4,673
Woodside Petroleum Ltd.
Expiration: Sep 2015, Exercise Price: AUD 29.00 (a)(e)	16	378
Wynn Resorts Ltd.
Expiration: Oct 2015, Exercise Price: $ 75.00 (a)(e)	8	4,268
Yum! Brands, Inc.
Expiration: Sep 2015, Exercise Price: $ 82.50 (a)(e)	8	3,285
Zillow, Inc.
Expiration: Sep 2015, Exercise Price: $ 25.00 (a)(e)	7	1,001
Zillow, Inc.
Expiration: Sep 2015, Exercise Price: $ 25.00 (a)(e)	33	4,719
Zillow, Inc.
Expiration: Nov 2015, Exercise Price: $ 25.00 (a)(e)	14	4,178

Total Options Purchased - Puts (premiums paid $207,736)		163,859

	Shares
SHORT-TERM INVESTMENTS - 18.5%
Investment Companies - 18.5%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.13% (g)(h) (cost $5,912,289)	5,912,289	5,912,289

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 91.4% (cost $29,391,168)		29,214,486

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
Investment Companies - 0.5%
AB Exchange Reserves-Class I, 0.11% (g)(h) (cost $152,439)	152,439	152,439

Total Investments Before Securities Sold Short - 91.9% (cost $29,543,607)		29,366,925

SECURITIES SOLD SHORT - (22.5)%
COMMON STOCKS - (17.9)%
Consumer Discretionary - (5.9)%
Auto Components - (0.2)%
Autoliv, Inc.	(540)	(55,161)

Automobiles - (0.8)%
Fiat Chrysler Automobiles NV (a)	(4,265)	(59,796)
Ford Motor Co.	(6,699)	(92,915)
General Motors Co.	(966)	(28,439)
Harley-Davidson, Inc.	(567)	(31,781)
Tesla Motors, Inc. (a)	(134)	(33,374)

		(246,305)

Distributors - (0.1)%
LKQ Corp. (a)	(812)	(24,352)

Diversified Consumer Services - (0.4)%
Apollo Education Group, Inc. (a)	(968)	(10,754)
DeVry Education Group, Inc.	(1,142)	(29,875)
Graham Holdings Co.	(53)	(35,063)
Grand Canyon Education, Inc. (a)	(560)	(20,698)
Sotheby’s	(431)	(15,175)
Strayer Education, Inc. (a)	(394)	(20,582)

		(132,147)

Hotels, Restaurants & Leisure - (1.0)%
Krispy Kreme Doughnuts, Inc. (a)	(460)	(7,885)
Las Vegas Sands Corp.	(1,436)	(66,386)
MGM Resorts International (a)	(5,512)	(112,610)
Restaurant Brands International, Inc.	(1,129)	(43,286)
Yum! Brands, Inc.	(1,260)	(100,510)

		(330,677)

Household Durables - (0.1)%
GoPro, Inc. (a)	(581)	(27,069)

Internet & Catalog Retail - 0.0%
Wayfair, Inc. (a)	(384)	(14,323)

Leisure Products - (0.4)%
BRP Inc./CA (a)	(646)	(13,346)
Mattel, Inc.	(680)	(15,933)
Polaris Industries, Inc.	(875)	(113,636)

		(142,915)

Company	Shares	U.S. $ Value
Media - (0.3)%
CBS Corp.-Class B	(1,072)	(48,497)
Live Nation Entertainment, Inc. (a)	(111)	(2,733)
Viacom, Inc.	(638)	(26,011)
World Wrestling Entertainment, Inc.	(900)	(18,054)

		(95,295)

Multiline Retail - (0.8)%
Canadian Tire Corp. Ltd.	(819)	(77,318)
Dollarama, Inc.	(773)	(44,138)
Macy’s, Inc.	(408)	(23,913)
Target Corp.	(1,387)	(107,784)

		(253,153)

Specialty Retail - (0.7)%
CarMax, Inc. (a)	(497)	(30,317)
Five Below, Inc. (a)	(612)	(23,666)
GameStop Corp.-Class A	(623)	(26,465)
Hennes & Mauritz AB-Class B	(949)	(36,440)
Men’s Wearhouse, Inc. (The)	(863)	(48,716)
Outerwall, Inc.	(303)	(18,665)
Restoration Hardware Holdings, Inc. (a)	(348)	(32,183)

		(216,452)

Textiles, Apparel & Luxury Goods - (1.1)%
adidas AG	(982)	(73,364)
Coach, Inc.	(806)	(24,381)
lululemon Athletica, Inc. (a)	(617)	(39,494)
Luxottica Group SpA	(428)	(28,985)
Pandora A/S	(49)	(5,664)
Ralph Lauren Corp.	(434)	(48,256)
Swatch Group AG (The)	(321)	(122,702)

		(342,846)

		(1,880,695)

Industrials - (3.7)%
Aerospace & Defense - (0.5)%
Airbus Group SE	(1,239)	(80,677)
Boeing Co. (The)	(695)	(90,823)

		(171,500)

Air Freight & Logistics - (0.1)%
United Parcel Service, Inc.	(185)	(18,065)

Airlines - (0.4)%
American Airlines Group, Inc.	(648)	(25,259)
Deutsche Lufthansa AG (a)	(3,037)	(36,851)
Spirit Airlines, Inc. (a)	(1,008)	(51,660)

		(113,770)

Electrical Equipment - (0.2)%
Sensata Technologies Holding NV (a)	(684)	(32,421)
SolarCity Corp. (a)	(981)	(47,363)

		(79,784)

Company	Shares	U.S. $ Value
Industrial Conglomerates - (0.1)%
Siemens AG	(328)	(32,512)

Machinery - (1.8)%
Caterpillar, Inc.	(3,524)	(269,374)
Cummins, Inc.	(1,017)	(123,820)
Deere & Co.	(747)	(61,090)
IDEX Corp.	(330)	(23,704)
PACCAR, Inc.	(1,108)	(65,339)
Trinity Industries, Inc.	(1,197)	(32,307)

		(575,634)

Marine - (0.2)%
AP Moeller - Maersk A/S	(29)	(49,389)

Trading Companies & Distributors - (0.4)%
Fastenal Co.	(2,154)	(83,015)
Noble Group Ltd.	(154,500)	(59,747)

		(142,762)

		(1,183,416)

Information Technology - (3.1)%
Communications Equipment - (0.2)%
QUALCOMM, Inc.	(882)	(49,904)
ViaSat, Inc. (a)	(339)	(19,923)

		(69,827)

Electronic Equipment, Instruments & Components - (0.2)%
Arrow Electronics, Inc. (a)	(327)	(18,286)
Avnet, Inc.	(442)	(18,741)
TE Connectivity Ltd.	(263)	(15,593)

		(52,620)

Internet Software & Services - (0.3)%
Gogo, Inc. (a)	(720)	(11,441)
GrubHub, Inc. (a)	(1,161)	(30,708)
LinkedIn Corp.-Class A (a)	(117)	(21,130)
Pandora Media, Inc. (a)	(920)	(16,505)
Yelp, Inc. (a)	(665)	(16,146)

		(95,930)

IT Services - (0.7)%
Alliance Data Systems Corp. (a)	(82)	(21,090)
International Business Machines Corp.	(1,013)	(149,812)
PayPal Holdings, Inc. (a)	(1,467)	(51,345)

		(222,247)

Semiconductors & Semiconductor Equipment - (0.2)%
Applied Materials, Inc.	(965)	(15,522)
Intel Corp.	(1,217)	(34,733)
Skyworks Solutions, Inc.	(344)	(30,049)

		(80,304)

Company	Shares	U.S. $ Value
Software - (0.6)%
Check Point Software Technologies Ltd. (a)	(1,056)	(82,379)
Mobileye NV (a)	(724)	(40,949)
salesforce.com, Inc. (a)	(277)	(19,213)
SAP SE	(531)	(35,614)
Take-Two Interactive Software, Inc. (a)	(696)	(20,274)

		(198,429)

Technology Hardware, Storage & Peripherals - (0.9)%
EMC Corp./MA	(1,582)	(39,345)
Hewlett-Packard Co.	(1,399)	(39,256)
Logitech International SA	(2,519)	(33,409)
Seagate Technology PLC	(2,183)	(112,206)
Western Digital Corp.	(624)	(51,143)

		(275,359)

		(994,716)

Materials - (1.3)%
Chemicals - (0.1)%
Wacker Chemie AG	(474)	(40,789)

Metals & Mining - (1.2)%
Alcoa, Inc.	(2,404)	(22,718)
First Quantum Minerals Ltd.	(23,391)	(121,969)
Freeport-McMoRan, Inc.	(2,245)	(23,887)
Glencore PLC (a)	(61,166)	(138,068)
Grupo Mexico SAB de CV	(2,739)	(6,947)
Newcrest Mining Ltd. (a)	(6,612)	(52,757)
ThyssenKrupp AG	(863)	(18,655)

		(385,001)

		(425,790)

Energy - (1.3)%
Oil, Gas & Consumable Fuels - (1.3)%
Anadarko Petroleum Corp.	(685)	(49,032)
Apache Corp.	(945)	(42,752)
Canadian Natural Resources Ltd.	(1,018)	(22,874)
Cheniere Energy, Inc. (a)	(526)	(32,691)
Chevron Corp.	(440)	(35,636)
Continental Resources, Inc./OK (a)	(628)	(20,159)
Eni SpA	(1,774)	(29,281)
EOG Resources, Inc.	(320)	(25,059)
EQT Corp.	(400)	(31,128)
Polski Koncern Naftowy Orlen SA	(3,499)	(68,422)
Ultra Petroleum Corp. (a)	(5,207)	(44,364)

		(401,398)

Financials - (1.0)%
Banks - (0.4)%
Canadian Imperial Bank of Commerce/Canada	(1,193)	(87,680)
DBS Group Holdings Ltd.	(1,900)	(23,948)
Oversea-Chinese Banking Corp., Ltd.	(4,337)	(27,464)

		(139,092)

Company	Shares	U.S. $ Value
Capital Markets - (0.3)%
Affiliated Managers Group, Inc. (a)	(171)	(31,881)
Franklin Resources, Inc.	(1,600)	(64,928)

		(96,809)

Consumer Finance - (0.2)%
Santander Consumer USA Holdings, Inc. (a)	(2,118)	(47,570)

Insurance - 0.0%
ACE Ltd.	(93)	(9,501)

Real Estate Management & Development - (0.1)%
Hongkong Land Holdings Ltd.	(4,500)	(31,178)

		(324,150)

Consumer Staples - (0.8)%
Beverages - (0.2)%
Coca-Cola Co. (The)	(1,172)	(46,083)
Coca-Cola Enterprises, Inc.	(510)	(26,260)

		(72,343)

Food & Staples Retailing - (0.2)%
Wal-Mart Stores, Inc.	(784)	(50,748)

Food Products - (0.1)%
Archer-Daniels-Midland Co.	(639)	(28,749)
Keurig Green Mountain, Inc.	(245)	(13,867)

		(42,616)

Household Products - (0.2)%
Colgate-Palmolive Co.	(498)	(31,280)
Kimberly-Clark Corp.	(321)	(34,196)

		(65,476)

Personal Products - (0.1)%
Avon Products, Inc.	(2,528)	(13,120)

		(244,303)

Health Care - (0.6)%
Health Care Equipment & Supplies - (0.4)%
IDEXX Laboratories, Inc. (a)	(240)	(17,153)
Intuitive Surgical, Inc. (a)	(55)	(28,102)
Varian Medical Systems, Inc. (a)	(615)	(49,969)
Zeltiq Aesthetics, Inc. (a)	(845)	(27,268)

		(122,492)

Health Care Providers & Services - 0.0%
Express Scripts Holding Co. (a)	(177)	(14,797)

Health Care Technology - (0.1)%
athenahealth, Inc. (a)	(220)	(29,253)

Pharmaceuticals - (0.1)%
Valeant Pharmaceuticals International, Inc. (a)	(166)	(38,280)

		(204,822)

Company	Shares	U.S. $ Value
Telecommunication Services - (0.1)%
Diversified Telecommunication Services - (0.1)%
AT&T, Inc.	(1,089)	(36,155)

Utilities - (0.1)%
Electric Utilities - (0.1)%
Fortum Oyj	(1,814)	(29,363)

Total Common Stocks (proceeds $6,589,628)		(5,724,808)

MUTUAL FUNDS - (3.9)%
Index - (2.2)%
Index - (2.2)%
iShares China Large-Cap ETF	(1,858)	(66,721)
iShares MSCI Brazil Capped ETF	(3,959)	(98,500)
iShares MSCI Emerging Markets ETF	(1,960)	(66,326)
iShares MSCI Japan ETF	(4,213)	(51,061)
SPDR S&P 500 ETF Trust	(1,650)	(326,155)
SPDR S&P Retail ETF	(503)	(47,056)
Technology Select Sector SPDR Fund	(820)	(32,989)

		(688,808)

Consumer Discretionary - (0.4)%
Consumer Discretionary Other - (0.4)%
Consumer Discretionary Select Sector SPDR Fund	(1,725)	(129,341)

Industrials - (0.4)%
Industrial Other - (0.4)%
Industrial Select Sector SPDR Fund	(2,483)	(127,353)

Financials - (0.3)%
Banks - (0.3)%
SPDR S&P Regional Banking ETF	(2,613)	(107,316)

Health Care - (0.2)%
Health Care Other - (0.2)%
Health Care Select Sector SPDR Fund	(1,008)	(71,054)

Consumer Staples - (0.2)%
Consumer Staples Other - (0.2)%
Consumer Staples Select Sector SPDR Fund	(1,452)	(68,694)

Utilities - (0.2)%
Utility Other - (0.2)%
Utilities Select Sector SPDR Fund	(1,428)	(60,633)

Total Mutual Funds (proceeds $1,260,080)		(1,253,199)

DEPOSITORY RECEIPTS - (0.7)%
Information Technology - (0.2)%
IT Services - (0.2)%
Infosys Ltd. (Sponsored ADR)	(3,358)	(57,590)

Energy - (0.2)%
Oil, Gas & Consumable Fuels - (0.2)%
Royal Dutch Shell PLC (Sponsored ADR)	(1,032)	(54,613)

Company	Shares	U.S. $ Value
Consumer Discretionary - (0.2)%
Internet & Catalog Retail - (0.2)%
Alibaba Group Holding Ltd. (ADR) (a)	(509)	(33,655)
Vipshop Holdings Ltd. (ADR) (a)	(1,144)	(20,581)

		(54,236)

Financials - (0.1)%
Banks - (0.1)%
Siam Commercial Bank PCL (The) (NVDR)	(9,800)	(38,806)

Total Depository Receipts (proceeds $217,106)		(205,245)

Total Securities Sold Short (proceeds $8,066,814)		(7,183,252)

Total Investments, Net of Securities Sold Short - 69.4% (cost $21,476,792) (i)		22,183,673
Other assets less liabilities - 30.6%		9,794,367

Net Assets - 100.0%		$31,978,040

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Co., Inc.	CAD	56	USD	42	10/30/15	$(353)
Morgan Stanley Co., Inc.	CHF	48	USD	50	10/30/15	511
Morgan Stanley Co., Inc.	EUR	695	USD	794	10/30/15	13,657
Morgan Stanley Co., Inc.	GBP	70	USD	110	10/30/15	2,482
Morgan Stanley Co., Inc.	SEK	241	USD	28	10/30/15	(96)
Morgan Stanley Co., Inc.	USD	22	EUR	20	10/30/15	11
Morgan Stanley Co., Inc.	USD	65	SEK	551	10/30/15	(179)
Morgan Stanley Co., Inc.	CHF	11	USD	12	12/18/15	205
Morgan Stanley Co., Inc.	CHF	62	USD	64	12/18/15	(622)
Morgan Stanley Co., Inc.	EUR	18	USD	20	12/18/15	20
Morgan Stanley Co., Inc.	EUR	328	USD	364	12/18/15	(4,385)
Morgan Stanley Co., Inc.	USD	39	EUR	34	12/18/15	(746)

						$10,505

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)

Receive Total Return on Reference Obligation
Morgan Stanley Co., Inc.
Royal Dutch Shell PLC - A shs	2,864	BBA 1 Month LIBOR Plus 0.50%	GBP	59	1/19/17	$(15,078)
Wizz Air Holdings PLC	617	BBA 1 Month LIBOR Plus 0.50%		9	3/03/17	3,088
Ryanair Holdings PLC	7,945	EURIBOR 1 Month Plus 0.50%	EUR	95	4/10/17	2,059

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Marriott International, Inc.	2,467	BBA 1 Month LIBOR Plus 0.50%	USD	181	5/22/17	$(6,222)
NVR, Inc.	203	BBA 1 Month LIBOR Plus 0.50%		279	5/22/17	29,752
Wyndham Worldwide Corp.	1,538	BBA 1 Month LIBOR Plus 0.50%		133	5/22/17	(15,121)
Triumph Group, Inc.	1,013	BBA 1 Month LIBOR Plus 0.50%		70	5/22/17	(19,644)

Pay Total Return on Reference Obligation
Morgan Stanley Co., Inc.
Aberdeen Asset Management PLC	3,058	SONIA Overnight Deposit Rate Minus 0.30%	GBP	12	8/01/16	4,178
Aberdeen Asset Management PLC	300	SONIA Overnight Deposit Rate Minus 0.30%		1	8/01/16	668
Agile Property Holdings Ltd.	2,200	HK Overnight Index Swap Ref Rate Minus 2.00%	HKD	11	8/01/16	296
Agile Property Holdings Ltd.	1,000	HK Overnight Index Swap Ref Rate Minus 2.00%		5	8/01/16	133
Agile Property Holdings Ltd.	16,000	HK Overnight Index Swap Ref Rate Minus 1.50%-2.00%		82	8/01/16	2,628
Airbus Group SE	405	EONIA Plus 0.40%	EUR	24	8/21/17	117
Anglo American PLC	1,716	SONIA Overnight Deposit Rate Minus 0.30%	GBP	17	8/01/16	5,939
Anglo American PLC	2,326	SONIA Overnight Deposit Rate Minus 0.30%		17	8/01/16	293
Antofagasta PLC	1,658	SONIA Overnight Deposit Rate Minus 0.30%		12	8/01/16	3,192
Antofagasta PLC	2,595	SONIA Overnight Deposit Rate Minus 0.30%		15	8/01/16	(1,392)
Asustek Computer, Inc.	6,300	FedFundEffective Minus 0.51%	USD	61	8/01/16	91
Bank of China Ltd.	39,600	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	138	8/01/16	(246)
Bank of East Asia	200	HK Overnight Index Swap Ref Rate Minus 0.40%		6	8/01/16	69
Bank of East Asia	400	HK Overnight Index Swap Ref Rate Minus 0.40%		12	8/01/16	134
Bank of East Asia	500	HK Overnight Index Swap Ref Rate Minus 0.50%		15	8/01/16	168

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Bank of East Asia	5,300	HK Overnight Index Swap Ref Rate Minus 0.40%-0.50%	HKD	163	8/01/16	$2,839
Bank of East Asia	1,100	HK Overnight Index Swap Ref Rate Minus 0.40%		32	8/01/16	285
BG Group PLC	3,898	SONIA Overnight Deposit Rate Minus 0.30%	GBP	43	8/01/16	5,722
BYD Co., Ltd.	2,500	HK Overnight Index Swap Ref Rate Minus 1.75%	HKD	145	8/01/16	8,477
Canon Inc.	1,100	MUTSCALM Minus 0.40%	JPY	4,309	8/01/16	2,031
China Cinda Asset Management Co., Ltd.	8,700	HK Overnight Index Swap Ref Rate Minus 0.75%	HKD	35	8/01/16	1,317
China Cinda Asset Management Co., Ltd.	4,600	HK Overnight Index Swap Ref Rate Minus 0.75%		17	8/01/16	527
China Cinda Asset Management Co., Ltd.	40,800	HK Overnight Index Swap Ref Rate Minus 0.75%		171	8/01/16	6,929
China CITIC Bank Corp., Ltd.	38,500	HK Overnight Index Swap Ref Rate Minus 0.40%		189	8/01/16	804
China Communications Const	14,800	HK Overnight Index Swap Ref Rate Minus 0.48%		183	8/01/16	6,097
China Cosco Holdings	5,600	HK Overnight Index Swap Ref Rate Minus 7.07%		28	8/01/16	32
China Everbright Bank Co.	38,000	HK Overnight Index Swap Ref Rate Minus 0.40%		191	8/01/16	7,373
China Galaxy Securities Co.	12,100	HK Overnight Index Swap Ref Rate Minus 0.40%		98	8/01/16	4,386
China Merchants Bank	15,000	HK Overnight Index Swap Ref Rate Minus 0.40%		324	8/01/16	6,364
China Minsheng Banking Corp., Ltd.	29,700	HK Overnight Index Swap Ref Rate Minus 0.40%		256	8/01/16	4,430
China Pacific Insurance (Group) Co., Ltd.	4,800	HK Overnight Index Swap Ref Rate Minus 0.40%		149	8/01/16	1,751
China Petroleum & Chemical	39,000	HK Overnight Index Swap Ref Rate Minus 0.40%		254	8/01/16	6,562
China Shipping Container	54,100	HK Overnight Index Swap Ref Rate Minus 1.50%		159	8/01/16	(1,131)
China Vanke Co., Ltd.	9,500	HK Overnight Index Swap Ref Rate Minus 1.50%		143	8/01/16	(3,119)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
CITIC Securities Co., Ltd.	4,500	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	125	8/01/16	$7,156
CNOOC Ltd.	7,100	HK Overnight Index Swap Ref Rate Minus 0.40%		93	8/01/16	3,150
Country Garden Holdings Co., Ltd.	33,900	HK Overnight Index Swap Ref Rate Minus 0.40%		99	8/01/16	960
Country Garden Holdings Co., Ltd.	5,800	HK Overnight Index Swap Ref Rate Minus 0.40%		18	8/01/16	351
Dalian Wanda Commercial Properties Co., Ltd.	3,550	HK Overnight Index Swap Ref Rate Minus 1.81%		228	8/01/16	7,500
Evergrande Real Estate Group Ltd.	400	HK Overnight Index Swap Ref Rate Minus 8.56%		1	8/01/16	(107)
Evergrande Real Estate Group Ltd.	69,300	HK Overnight Index Swap Ref Rate Minus 8.56%		337	8/01/16	(2,173)
Fast Retailing Co., Ltd.	60	MUTSCALM Minus 0.40%	JPY	3,283	8/01/16	2,669
Fosun International Ltd.	13,400	HK Overnight Index Swap Ref Rate Minus 1.50%	HKD	204	8/01/16	3,941
Glencore PLC	7,794	SONIA Overnight Deposit Rate Minus 0.30%	GBP	26	8/01/16	22,518
Glencore PLC	4,500	SONIA Overnight Deposit Rate Minus 0.30%		13	8/01/16	10,380
Glencore PLC	200	SONIA Overnight Deposit Rate Minus 0.30%		1	8/01/16	459
Glencore PLC	320	SONIA Overnight Deposit Rate Minus 0.30%		1	8/01/16	705
Glencore PLC	1,300	SONIA Overnight Deposit Rate Minus 0.30%		4	8/01/16	3,417
Hang Lung Properties Ltd.	4,710	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	105	8/01/16	2,864
Hong Kong Exchanges & Clearing Ltd.	900	HK Overnight Index Swap Ref Rate Minus 0.50%		250	8/01/16	10,745
Hyundai Heavy Industries Co., Ltd.	199	FedFundEffective minus 0.40%	USD	20	8/01/16	5,070
ICAP PLC	4,615	SONIA Overnight Deposit Rate Minus 0.30%	GBP	21	8/01/16	316
Imerys SA	298	EURIBOR 1 Month Minus 0.35	EUR	20	8/01/16	2,424
INPEX Corp.	4,230	MUTSCALM Minus 0.40%	JPY	5,767	8/01/16	4,692

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat PLC	4,624	SONIA Overnight Deposit Rate Minus 0.30%	GBP	19		8/01/16	$1,736
Kering	167	EURIBOR 1 Month Minus 0.35	EUR	27		8/01/16	1,935
Kroton Educational SA	3,270	FedFundEffective Minus 0.10%	USD	9		8/01/16	1,274
KYOCERA Corp.	380	MUTSCALM Minus 0.40%	JPY	2,115		8/01/16	(1,167)
Lenovo Group Ltd.	14,100	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	160		8/01/16	9,068
Li & Fung Ltd.	24,800	HK Overnight Index Swap Ref Rate Minus 0.40%		186		8/01/16	7,721
MITSUI & Co., Ltd.	2,400	MUTSCALM Minus 0.40%	JPY	4,062		8/01/16	2,293
MTN Group Ltd.	4,135	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	863		8/01/16	8,853
MTN Group Ltd.	2,925	FedFundEffective Minus 1.30%	USD	51		3/02/17	11,361
Naspers Ltd.	160	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	260		8/01/16	(1,083)
Naspers Ltd.	120	South Africa Benchmark Overnight Rate Minus 0.95%		151		8/01/16	(4,160)
Ocado Group PLC	2,820	SONIA Overnight Deposit Rate Minus 0.40%	GBP	11		8/01/16	1,738
Ocado Group PLC	200	SONIA Overnight Deposit Rate Minus 0.30%		1		8/01/16	282
Ocado Group PLC	100	SONIA Overnight Deposit Rate Minus 0.40%		– 0	–*	8/01/16	115
Ocado Group PLC	100	SONIA Overnight Deposit Rate Minus 0.40%		– 0	–*	8/01/16	112
Ocado Group PLC	560	SONIA Overnight Deposit Rate Minus 0.40%		2		8/01/16	503
Petrochina Co., Ltd.	30,600	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	268		8/01/16	9,119
Rio Tinto PLC	591	SONIA Overnight Deposit Rate Minus 0.30%	GBP	15		8/01/16	1,322
Standard Bank Group Ltd.	2,098	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	306		8/01/16	(36)
Standard Bank Group Ltd.	400	South Africa Benchmark Overnight Rate Minus 0.95%		55		8/01/16	(285)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Standard Bank Group Ltd.	651	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	94	8/01/16	$(54)
Woodside Petroleum Ltd.	2,933	RBA Daily Cash Rate Target Minus 0.40%	AUD	106	8/01/16	5,737
Zhuzhou CSR Times Electric Co., Ltd.	6,900	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	377	8/01/16	3,196
Zoomlion Heavy Industry Science & Technology Co., Ltd.	42,500	HK Overnight Index Swap Ref Rate Minus 2.50%-3.50%		213	8/01/16	10,480

						$213,875

*	Notional amount less than 500.
(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate market value of these securities amounted to $351,185 or 1.1% of net assets.
(d)	Represents entire or partial securities out on loan.
(e)	One contract relates to 100 shares.
(f)	One contract relates to 1 share.
(g)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,435,881 and gross unrealized depreciation of investments was $(1,729,000), resulting in net unrealized appreciation of $706,881.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand
Glossary:
ADR	-	American Depositary Receipt
BBA	-	British Bankers Association
EONIA	-	Euro OverNight Index Average
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
FedFundEffective	-	Federal Funds Effective Rate
HK	-	Hong Kong
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
MUTSCALM	-	Bank of Japan Estimated Unsecured Overnight Call Rate
NVDR	-	Non Voting Depositary Receipt
RBA	-	Reserve Bank of Australia
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SONIA	-	Sterling Overnight Index Average
SPDR	-	Standard & Poor’s Depository Receipt

AB Cap Fund, Inc. - AB Long/Short Multi-Manager Fund

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$4,510,514		$714,203		$	– 0	–	$5,224,717
Information Technology	3,627,401		281,986			– 0	–	3,909,387
Industrials	2,873,914		270,320			– 0	–	3,144,234
Financials	2,331,310		103,125			– 0	–	2,434,435
Health Care	2,168,585		49,690			– 0	–	2,218,275
Consumer Staples	1,421,969		274,909			– 0	–	1,696,878
Materials	1,486,480		161,968			– 0	–	1,648,448
Energy	931,762		– 0	–		– 0	–	931,762
Telecommunication Services	362,852		72,515			– 0	–	435,367
Utilities	302,326		– 0	–		– 0	–	302,326
Real Estate Investment Trust Units	371,115		– 0	–		– 0	–	371,115
Depository Receipts	322,018		– 0	–		– 0	–	322,018
Equity Linked Notes	81,260		– 0	–		195,219		276,479
Warrants	222,897		– 0	–		– 0	–	222,897
Options Purchased - Puts	– 0	–	163,859			– 0	–	163,859
Short-Term Investments	5,912,289		– 0	–		– 0	–	5,912,289
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	152,439		– 0	–		– 0	–	152,439
Liabilities:
Common Stock:
Consumer Discretionary	(1,553,744)		(326,951)			– 0	–	(1,880,695)
Industrials	(924,240)		(259,176)			– 0	–	(1,183,416)
Information Technology	(925,693)		(69,023)			– 0	–	(994,716)
Materials	(175,521)		(250,269)			– 0	–	(425,790)
Energy	(303,695)		(97,703)			– 0	–	(401,398)
Financials	(241,560)		(82,590)			– 0	–	(324,150)
Consumer Staples	(244,303)		– 0	–		– 0	–	(244,303)
Health Care	(204,822)		– 0	–		– 0	–	(204,822)
Telecommunication Services	(36,155)		– 0	–		– 0	–	(36,155)
Utilities	– 0	–	(29,363)			– 0	–	(29,363)
Mutual Funds	(1,253,199)		– 0	–		– 0	–	(1,253,199)
Depository Receipts	(166,439)		(38,806)			– 0	–	(205,245)

Total Investments in Securities	21,049,760		938,694			195,219		22,183,673
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	16,886			– 0	–	16,886
Total Return Swaps	– 0	–	284,893			– 0	–	284,893
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(6,381)			– 0	–	(6,381)
Total Return Swaps	– 0	–	(71,018)			– 0	–	(71,018)

Total+	$21,049,760		$1,163,074			$195,219		$22,408,053

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Equity Linked Notes		Total
Balance as of 5/31/15	$246,374		$246,374
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	(594)		(594)
Change in unrealized appreciation/depreciation	(42,001)		(42,001)
Purchases	– 0	–	– 0	–
Sales	(8,560)		(8,560)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/15	$195,219		$195,219

Net change in unrealized appreciation/depreciation from investments held as of 8/31/15	$(42,001)		$(42,001)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc. - AB Multi-Manager Alternative Strategies Fund

Consolidated Portfolio of Investments

August 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 56.4%
Consumer Discretionary - 14.4%
Auto Components - 1.0%
Goodyear Tire & Rubber Co. (The)	29,527	$879,019
Johnson Controls, Inc. (a)	27,680	1,138,755
Pirelli & C. SpA	96,338	1,614,120
Tenneco, Inc. (b)	6,487	305,213

		3,937,107

Automobiles - 0.3%
General Motors Co.	2,760	81,255
Peugeot SA (b)	71,076	1,221,931

		1,303,186

Diversified Consumer Services - 0.6%
H&R Block, Inc.	22,082	751,230
Service Corp. International/US	36,136	1,071,432
Sotheby’s (c)	7,743	272,631

		2,095,293

Hotels, Restaurants & Leisure - 3.6%
Amaya, Inc. (b)(c)	47,595	991,985
Aramark	17,082	535,350
Bloomin’ Brands, Inc.	20,855	431,699
Buffalo Wild Wings, Inc. (a)(b)	12,041	2,283,937
Caesars Acquisition Co. (b)	224	1,595
Caesars Entertainment Corp. (b)	11,439	109,242
Carnival Corp.	43,222	2,127,819
Chipotle Mexican Grill, Inc.-Class A (b)	420	298,204
ClubCorp Holdings, Inc.	3,638	81,891
Domino’s Pizza, Inc.	12,884	1,364,931
Genting Malaysia Bhd	133,500	125,945
Hilton Worldwide Holdings, Inc.	11,839	293,962
Intertain Group Ltd. (The) (b)	42,491	393,710
MGM Resorts International (b)	37,891	774,113
OPAP SA	9,429	74,011
Pinnacle Entertainment, Inc. (b)	1,285	48,534
Sonic Corp. (a)	54,604	1,474,308
Starbucks Corp. (a)	32,966	1,803,570
Starwood Hotels & Resorts Worldwide, Inc.	7,885	563,541

		13,778,347

Household Durables - 0.8%
DR Horton, Inc.	5,479	166,397
Jarden Corp. (b)	13,862	711,675
Lennar Corp.-Class A	8,851	450,516
Ryland Group, Inc. (The)	25,022	1,081,951
Tempur Sealy International, Inc. (b)	8,266	603,584

		3,014,123

Internet & Catalog Retail - 1.1%
Liberty Interactive Corp. QVC Group-Class A (b)	46,592	1,259,848
Orbitz Worldwide, Inc. (b)(c)	131,119	1,503,935

Company	Shares	U.S. $ Value
Priceline Group, Inc. (The) (b)	204	254,722
Wayfair, Inc. (b)(c)	30,304	1,130,339

		4,148,844

Leisure Products - 0.1%
Brunswick Corp./DE	9,408	467,672
Polaris Industries, Inc.	191	24,805

		492,477

Media - 3.7%
Cablevision Systems Corp.-Class A	2,447	61,591
CBS Corp.-Class B	8,771	396,800
Clear Channel Outdoor Holdings, Inc.-Class A (b)	458	3,737
Comcast Corp.-Class A	27,509	1,549,582
DISH Network Corp.-Class A (b)	25,344	1,502,139
Interpublic Group of Cos., Inc. (The)	18,700	353,056
JCDecaux SA	24,778	888,260
Liberty Global PLC-Class A (b)	31,784	1,529,446
Liberty Global PLC-Series C (a)(b)	35,592	1,597,013
Liberty Global PLC LiLAC (b)	2,049	70,424
Naspers Ltd.-Class N	7,985	1,033,647
Sirius XM Holdings, Inc. (b)	50,865	194,050
Time Warner Cable, Inc.-Class A	3,310	615,726
Time Warner, Inc.	25,812	1,835,233
Walt Disney Co. (The) (a)	17,143	1,746,529
WPP PLC	21,800	448,759

		13,825,992

Multiline Retail - 0.7%
Dollar General Corp.	7,108	529,475
Dollar Tree, Inc. (a)(b)	19,851	1,513,837
Target Corp.	8,029	623,934

		2,667,246

Specialty Retail - 1.8%
Advance Auto Parts, Inc.	3,152	552,388
AutoZone, Inc. (a)(b)	2,383	1,706,204
Home Depot, Inc. (The) (a)	16,742	1,949,773
Industria de Diseno Textil SA	12,693	421,549
Lowe’s Cos., Inc.	7,276	503,281
MarineMax, Inc. (b)	12,012	195,795
Monro Muffler Brake, Inc.	6,399	405,633
O’Reilly Automotive, Inc. (b)	2,923	701,725
Office Depot, Inc. (b)	39,315	311,768
Vitamin Shoppe, Inc. (b)	5,124	183,439

		6,931,555

Textiles, Apparel & Luxury Goods - 0.7%
Luxottica Group SpA	3,622	245,286
Moncler SpA	45,110	815,060

Company	Shares	U.S. $ Value
NIKE, Inc.-Class B	13,182	1,473,089

		2,533,435

		54,727,605

Information Technology - 8.4%
Communications Equipment - 0.4%
ARRIS Group, Inc. (b)	9,700	256,274
Cisco Systems, Inc.	27,400	709,112
QUALCOMM, Inc.	3,800	215,004
Radware Ltd. (b)	7,940	147,764
Ruckus Wireless, Inc. (b)	16,982	192,236

		1,520,390

Electronic Equipment, Instruments & Components - 0.8%
CDW Corp./DE	1,845	73,339
Corning, Inc.	66,030	1,136,376
TE Connectivity Ltd. (a)	33,431	1,982,124

		3,191,839

Internet Software & Services - 2.1%
Facebook, Inc. (a)(b)	13,076	1,169,386
Google, Inc.-Class A (a)(b)	3,817	2,472,729
Google, Inc.-Class C (b)	413	255,337
LinkedIn Corp.-Class A (a)(b)	3,467	626,140
Tencent Holdings Ltd.	100,619	1,685,068
Yahoo!, Inc. (b)	49,170	1,585,241

		7,793,901

IT Services - 1.3%
Amdocs Ltd.	21,049	1,204,213
Computer Sciences Corp.	7,167	444,282
FleetCor Technologies, Inc. (b)	501	74,729
MasterCard, Inc.-Class A	10,845	1,001,753
PayPal Holdings, Inc. (b)	8,680	303,800
Visa, Inc.-Class A (a)	10,038	715,710
Western Union Co. (The)-Class W	57,241	1,055,524

		4,800,011

Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.	7,300	407,778
Avago Technologies Ltd.	18,336	2,309,786
SunEdison, Inc. (b)(c)	3,099	32,230

		2,749,794

Software - 2.1%
CDK Global, Inc.	10,727	531,416
Citrix Systems, Inc. (b)	5,712	389,044
CommVault Systems, Inc. (b)	8,617	308,833
Intuit, Inc.	13,065	1,120,324
Microsoft Corp.	40,605	1,767,130
Oracle Corp.	37,900	1,405,711
PTC, Inc. (b)	12,353	409,131
salesforce.com, Inc. (b)	3,591	249,072

Company	Shares	U.S. $ Value
SolarWinds, Inc. (b)	2,879	114,440
Symantec Corp. (a)	70,502	1,444,586
Take-Two Interactive Software, Inc. (b)	3,575	104,140

		7,843,827

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	7,186	810,294
EMC Corp./MA	35,213	875,747
Lexmark International, Inc.-Class A	6,640	199,067
NCR Corp. (b)	17,756	445,498
Western Digital Corp.	17,538	1,437,414

		3,768,020

		31,667,782

Financials - 7.4%
Banks - 2.5%
Bank of America Corp.	137,568	2,247,861
Bank of the Ozarks, Inc.	15,243	637,158
CIT Group, Inc.	7,300	317,112
Citigroup, Inc.	17,100	914,508
City National Corp./CA	22,731	1,995,327
JPMorgan Chase & Co. (a)	6,582	421,906
Mitsubishi UFJ Financial Group, Inc.	93,426	616,255
Regions Financial Corp.	37,141	356,182
Sberbank of Russia (Preference Shares)	41,900	35,455
Signature Bank/New York NY (b)	6,319	843,523
Wells Fargo & Co.	20,743	1,106,224

		9,491,511

Capital Markets - 1.2%
Affiliated Managers Group, Inc. (a)(b)	3,063	571,066
Ameriprise Financial, Inc.	10,841	1,221,455
Bank of New York Mellon Corp. (The)	34,542	1,374,771
Goldman Sachs Group, Inc. (The)	1,740	328,164
LPL Financial Holdings, Inc. (c)	5,200	209,144
NorthStar Asset Management Group, Inc./New York	28,465	478,212
OM Asset Management PLC	9,809	162,045
SEI Investments Co.	6,410	324,218

		4,669,075

Consumer Finance - 0.2%
Ally Financial, Inc. (b)	17,618	385,130
American Express Co.	1,200	92,064
Santander Consumer USA Holdings, Inc. (b)	7,313	164,250

		641,444

Diversified Financial Services - 1.4%
FNFV Group (b)	68,960	997,851
Groupe Bruxelles Lambert SA	4,900	379,782
Intercontinental Exchange, Inc. (a)	1,765	403,144
Leucadia National Corp.	8,420	180,693
McGraw Hill Financial, Inc.	3,130	303,579
Moody’s Corp. (a)	18,962	1,940,002

Company	Shares	U.S. $ Value
NASDAQ OMX Group, Inc. (The)	18,257	934,576

		5,139,627

Insurance - 1.7%
Aflac, Inc.	21,866	1,281,348
Alleghany Corp. (b)	607	285,162
Ambac Financial Group, Inc. (b)	7,961	129,366
American International Group, Inc.	15,100	911,134
AmTrust Financial Services, Inc.	8,045	467,817
Aon PLC	12,100	1,130,624
Assurant, Inc.	7,637	567,811
Chubb Corp. (The)	6,059	731,988
Willis Group Holdings PLC	19,018	819,486

		6,324,736

Real Estate Management & Development - 0.2%
Hispania Activos Inmobiliarios SA (b)	2,854	43,277
Realogy Holdings Corp. (b)	21,702	874,590

		917,867

Thrifts & Mortgage Finance - 0.2%
Kearny Financial Corp./MD (b)	79,463	901,905

		28,086,165

Industrials - 7.3%
Aerospace & Defense - 1.5%
Airbus Group SE	12,798	833,336
Esterline Technologies Corp. (b)	4,100	335,011
Meggitt PLC	68,000	494,565
Precision Castparts Corp. (a)	1,639	377,380
Raytheon Co. (a)	14,167	1,452,967
TransDigm Group, Inc. (a)(b)	6,554	1,506,306
United Technologies Corp.	6,600	604,626

		5,639,646

Air Freight & Logistics - 0.7%
FedEx Corp. (a)	17,050	2,567,900

Airlines - 1.3%
Alaska Air Group, Inc.	12,724	952,519
Delta Air Lines, Inc. (a)	41,282	1,807,326
Hawaiian Holdings, Inc. (b)	11,664	264,306
International Consolidated Airlines Group SA (b)	25,315	207,480
United Continental Holdings, Inc. (b)	21,892	1,247,187
Wizz Air Holdings PLC (b)(d)	14,965	411,589

		4,890,407

Building Products - 0.2%
Fortune Brands Home & Security, Inc.	12,262	586,737
Simpson Manufacturing Co., Inc.	1,312	45,802

		632,539

Construction & Engineering - 0.1%
AECOM (b)	10,837	298,018

Company	Shares	U.S. $ Value
SPIE SA (b)	3,848	73,471

		371,489

Electrical Equipment - 0.8%
Acuity Brands, Inc.	459	89,445
Eaton Corp. PLC	19,291	1,100,745
SolarCity Corp. (b)(c)	42,779	2,065,370

		3,255,560

Industrial Conglomerates - 0.2%
General Electric Co.	18,700	464,134
Jardine Matheson Holdings Ltd.	1,900	95,044
Jardine Strategic Holdings Ltd.	4,000	114,143

		673,321

Machinery - 0.2%
Joy Global, Inc.	6,400	155,008
Kennametal, Inc.	2,851	86,955
Oshkosh Corp.	4,879	205,162
Sulzer AG	1,719	175,252

		622,377

Road & Rail - 1.1%
Avis Budget Group, Inc. (b)	11,898	525,059
Hertz Global Holdings, Inc. (b)	46,376	854,710
Old Dominion Freight Line, Inc. (b)	11,797	784,383
Saia, Inc. (b)	5,190	194,884
Union Pacific Corp. (a)	20,647	1,770,273

		4,129,309

Trading Companies & Distributors - 1.1%
AerCap Holdings NV (b)	63,540	2,671,222
HD Supply Holdings, Inc. (b)	41,648	1,374,384
MRC Global, Inc. (b)	10,877	141,292

		4,186,898

Transportation Infrastructure - 0.0%
BBA Aviation PLC	34,292	152,473

Transportation Services - 0.1%
Europcar Groupe SA (b)(d)	48,601	616,003

		27,702,467

Health Care - 7.2%
Biotechnology - 0.7%
Actelion Ltd. (REG)	1,827	248,043
Biogen, Inc. (b)	1,657	492,626
Gilead Sciences, Inc. (a)	12,494	1,312,744
Incyte Corp. (b)	3,629	421,654
Seattle Genetics, Inc. (b)	1,132	45,586
Vertex Pharmaceuticals, Inc. (b)	974	124,205

		2,644,858

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 1.1%
Becton Dickinson and Co. (a)	14,327	2,020,393
IDEXX Laboratories, Inc. (a)(b)	27,941	1,996,943
Medtronic PLC	3,631	262,485
TearLab Corp. (b)(c)	19,487	53,005

		4,332,826

Health Care Providers & Services - 2.9%
Aetna, Inc.	16,701	1,912,599
Anthem, Inc. (a)	11,667	1,645,630
Brookdale Senior Living, Inc. (a)(b)	77,451	2,123,706
Express Scripts Holding Co. (b)	4,000	334,400
HCA Holdings, Inc. (a)(b)	12,527	1,085,089
Health Net, Inc./CA (b)	11,529	738,548
Humana, Inc.	10,228	1,869,576
UnitedHealth Group, Inc.	4,396	508,617
Universal Health Services, Inc.-Class B	5,847	801,858

		11,020,023

Life Sciences Tools & Services - 0.6%
Illumina, Inc. (b)	2,967	586,309
Thermo Fisher Scientific, Inc.	12,337	1,546,689

		2,132,998

Pharmaceuticals - 1.9%
Allergan PLC (a)(b)	16,466	5,001,383
Endo International PLC (b)	3,637	280,049
Ipsen SA	10,678	716,100
Mylan NV (b)	781	38,730
Perrigo Co. PLC	918	167,967
Pfizer, Inc.	4,022	129,589
Valeant Pharmaceuticals International, Inc. (b)	3,644	840,306

		7,174,124

		27,304,829

Materials - 4.8%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	2,515	350,918
Celanese Corp.-Series A	16,545	1,003,289
CF Industries Holdings, Inc. (a)	37,880	2,173,555
LyondellBasell Industries NV-Class A	6,227	531,661
Monsanto Co.	8,332	813,620
Sherwin-Williams Co. (The) (a)	10,142	2,594,425
WR Grace & Co. (a)(b)	30,228	2,990,758

		10,458,226

Construction Materials - 1.1%
Buzzi Unicem SpA (c)	47,557	808,681
Eagle Materials, Inc.	12,707	1,039,814
Martin Marietta Materials, Inc.	9,259	1,553,660
Summit Materials, Inc.-Class A (b)	31,724	744,245

		4,146,400

Company	Shares	U.S. $ Value
Containers & Packaging - 0.3%
Berry Plastics Group, Inc. (b)	14,754	436,718
Owens-Illinois, Inc. (b)	33,061	689,322

		1,126,040

Metals & Mining - 0.3%
Alcoa, Inc.	78,300	739,935
Barrick Gold Corp.	56,044	389,506
Freeport-McMoRan, Inc.	4,182	44,496

		1,173,937

Paper & Forest Products - 0.3%
Canfor Corp. (b)	38,015	580,801
Louisiana-Pacific Corp. (b)	38,851	638,710

		1,219,511

		18,124,114

Consumer Staples - 4.1%
Beverages - 1.5%
Brown-Forman Corp.-Class B	9,095	892,220
Carlsberg A/S-Class B	4,943	373,490
Constellation Brands, Inc.-Class A	24,445	3,128,960
Davide Campari-Milano SpA	45,883	342,295
Monster Beverage Corp. (b)	1,922	266,120
SABMiller PLC (London)	19,369	900,989

		5,904,074

Food & Staples Retailing - 1.6%
Costco Wholesale Corp. (a)	21,611	3,026,621
CVS Health Corp.	2,400	245,760
Kroger Co. (The)	41,513	1,432,198
Rite Aid Corp. (a)(b)	78,084	644,193
Walgreens Boots Alliance, Inc.	3,900	337,545
Whole Foods Market, Inc.	10,316	337,952

		6,024,269

Food Products - 0.8%
Blue Buffalo Pet Products, Inc. (b)	3,507	89,604
Chocoladefabriken Lindt & Spruengli AG (REG)	26	1,748,134
JM Smucker Co. (The) (a)	6,029	709,734
Kraft Heinz Co. (The)	3,790	275,381
Orkla ASA	36,670	270,343

		3,093,196

Household Products - 0.1%
Henkel AG & Co. KGaA	2,200	201,753

Personal Products - 0.1%
L’Oreal SA	1,620	277,050

		15,500,342

Energy - 1.6%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	13,642	763,952

Company	Shares		U.S. $ Value
National Oilwell Varco, Inc.		16,242	687,524

			1,451,476

Oil, Gas & Consumable Fuels - 1.2%
Canadian Natural Resources Ltd.		10,900	244,923
DHT Holdings, Inc.		13,647	97,576
EOG Resources, Inc.		12,072	945,358
EQT Corp.		7,945	618,280
HollyFrontier Corp.		106	4,967
Marathon Petroleum Corp.		12,631	597,572
Occidental Petroleum Corp.		16,529	1,206,782
Suncor Energy, Inc. (New York) (a)		32,426	915,710
Surgutneftegas OAO (Preference Shares)		79,000	49,790
Valero Energy Corp.		84	4,985
Western Refining, Inc.		119	5,120

			4,691,063

			6,142,539

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SAU (b)(d)		26,550	469,920
Sunrise Communications Group AG (b)(d)		5,756	373,948

			843,868

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. (b)		37,839	1,498,803

			2,342,671

Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
NRG Energy, Inc. (a)		90,694	1,806,625
TerraForm Global, Inc.-Class A (b)		1,196	11,649
Vivint Solar, Inc. (b)(c)		20,455	254,460

			2,072,734

Total Common Stocks (cost $211,777,819)			213,671,248

	Principal Amount (000)
CORPORATE BONDS - 13.8%
Corporate - High Yield - 13.8%
Aerospace & Defense - 0.2%
Bombardier, Inc.
7.75%, 3/15/20 (d)	U.S.$	101	84,335
DynCorp International, Inc.
10.375%, 7/01/17 (c)		1,100	803,000

			887,335

Automobiles - 0.4%
General Motors Co.
5.20%, 4/01/45		469	441,792
6.25%, 10/02/43		563	602,974

Company	Principal Amount (000)		U.S. $ Value
Navistar International Corp.
8.25%, 11/01/21 (c)		170	147,050
Titan International, Inc.
6.875%, 10/01/20 (c)		484	433,180

			1,624,996

Banks - 0.9%
Bank of Ireland
10.00%, 2/12/20	EUR	695	970,378
Barclays PLC
8.00%, 12/15/20 (e)		370	449,449
Lloyds Banking Group PLC
7.875%, 6/27/29 (d)(e)	GBP	200	322,245
Novo Banco SA
4.00%, 1/21/19 (d)	EUR	1,600	1,765,665

			3,507,737

Capital Markets - 0.2%
Lehman Brothers Holdings, Inc.
1.00%, 12/30/16	U.S.$	1,995	205,884
7.875%, 5/08/18	GBP	4,150	700,499

			906,383

Chemicals - 0.9%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20	U.S.$	363	248,655
Hexion, Inc.
8.875%, 2/01/18		1,700	1,479,000
10.00%, 4/15/20		335	341,700
Perstorp Holding AB
8.75%, 5/15/17 (d)		400	411,000
9.00%, 5/15/17 (d)	EUR	300	346,825
PSPC Escrow Corp.
6.00%, 2/01/23 (d)		550	580,152

			3,407,332

Diversified Manufacturing - 0.2%
Apex Tool Group LLC
7.00%, 2/01/21 (d)	U.S.$	858	720,720

Electric - 0.3%
EDP Finance BV
5.25%, 1/14/21 (d)		1,030	1,086,650

Financial Other - 0.0%
Walter Investment Management Corp.
7.875%, 12/15/21		50	45,500

Food & Beverage - 0.5%
Kraft Heinz Foods Co.
4.875%, 2/15/25 (d)		1,300	1,403,215

Company	Principal Amount (000)		U.S. $ Value
Post Holdings, Inc.
7.75%, 3/15/24 (d)		500	516,250

			1,919,465

Health Care - 1.0%
ConvaTec Finance International SA
8.25% (8.25% Cash or 9.00% PIK), 1/15/19 (d)(f)		1,425	1,403,625
inVentiv Health, Inc.
10.00% (10.00% Cash or 12.00% PIK), 8/15/18 (d)(f)		2,308	2,300,128

			3,703,753

Home Construction - 0.1%
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (d)		230	235,175

Hotels Restaurants & Leisure - 1.5%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20 (g)		20	16,700
9.00%, 2/15/20 (g)		890	757,175
10.00%, 12/15/18 (g)		1,000	312,510
11.25%, 6/01/17 (g)		2,054	1,722,793
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prop
8.00%, 10/01/20		700	691,250
11.00%, 10/01/21		400	371,500
CPUK Finance Ltd.
7.00%, 8/28/20 (d)	GBP	360	554,371
LTF Merger Sub, Inc.
8.50%, 6/15/23 (d)	U.S.$	250	243,750
Punch Taverns Finance PLC
7.274%, 10/15/26 (d)	GBP	205	346,030
7.32%, 10/15/25 (d)		327	548,196
Scientific Games International, Inc.
7.00%, 1/01/22 (d)	U.S.$	250	255,625

			5,819,900

Independent - 0.3%
California Resources Corp.
5.00%, 1/15/20 (c)		18	14,171
5.50%, 9/15/21 (c)		76	58,929
6.00%, 11/15/24 (c)		18	13,347
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		170	153,000
CrownRock LP / CrownRock Finance, Inc.
7.125%, 4/15/21 (d)		172	167,700
7.75%, 2/15/23 (d)		100	99,000
Seven Generations Energy Ltd.
6.75%, 5/01/23 (d)		90	82,800

Company	Principal Amount (000)	U.S. $ Value
Talisman Energy, Inc.
5.50%, 5/15/42	470	395,609

		984,556

Insurance - 0.4%
Ambac Assurance Corp.
5.10%, 6/07/20 (d)	1,280	1,376,023

Media - 1.4%
iHeartCommunications, Inc.
9.00%, 3/01/21-9/15/22	1,160	1,010,744
10.625%, 3/15/23	172	154,370
11.25%, 3/01/21	535	490,194
Intelsat Luxembourg SA
6.75%, 6/01/18 (c)	385	354,200
7.75%, 6/01/21	1,700	1,273,725
Postmedia Network, Inc.
12.50%, 7/15/18	727	723,365
Radio One, Inc.
7.375%, 4/22/15 (d)	400	385,000
7.375%, 4/15/22 (d)	750	721,875
Time Warner Cable, Inc.
6.55%, 5/01/37	143	143,978
6.75%, 6/15/39	88	89,654
7.30%, 7/01/38	85	90,216
Time Warner Entertainment Co. LP
8.375%, 7/15/33	20	23,808

		5,461,129

Metals & Mining - 1.2%
American Gilsonite Co.
11.50%, 9/01/17 (d)	1,440	1,152,000
CONSOL Energy, Inc.
5.875%, 4/15/22	29	20,735
8.00%, 4/01/23 (c)(d)	27	20,385
Consolidated Minerals Ltd.
8.00%, 5/15/20 (d)	1,000	700,000
First Quantum Minerals Ltd.
7.25%, 5/15/22 (d)	1,275	889,313
HudBay Minerals, Inc.
9.50%, 10/01/20	1,040	943,489
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18 (c)	550	330,000
9.75%, 12/01/17	350	320,250
12.50%, 5/01/19	50	30,360

		4,406,532

Midstream - 0.5%
DCP Midstream LLC
9.75%, 3/15/19 (d)	342	376,944
NGPL PipeCo LLC
9.625%, 6/01/19 (c)(d)	1,567	1,457,310

		1,834,254

Company	Principal Amount (000)		U.S. $ Value
Personal Products - 0.1%
Kronos Acquisition Holdings, Inc.
9.00%, 8/15/23 (d)		600	543,000

Retailers - 0.6%
Boardriders SA
8.875%, 12/15/17 (d)	EUR	480	455,198
Guitar Center, Inc.
6.50%, 4/15/19 (c)(d)	U.S.$	488	457,744
Petco Animal Supplies, Inc.
9.25%, 12/01/18 (d)		585	605,475
Quiksilver, Inc./QS Wholesale, Inc.
7.875%, 8/01/18 (d)		690	579,600

			2,098,017

Supermarkets - 0.4%
New Albertsons, Inc.
6.625%, 6/01/28		45	39,150
7.15%, 7/23/27		30	25,200
7.45%, 8/01/29		430	417,100
8.00%, 5/01/31		1,030	1,030,000

			1,511,450

Technology - 1.4%
Aegis Merger Sub, Inc.
10.25%, 2/15/23 (d)		920	940,700
First Data Corp.
12.625%, 1/15/21		1,550	1,780,563
Interface Master Holdings, Inc.
12.50% (12.50% Cash or 14.50% PIK), 8/01/18 (d)(f)		412	405,820
Interface Security Systems Holdings, Inc./Interface Security Systems LLC
9.25%, 1/15/18		1,169	1,186,535
Project Homestake Merger Corp.
8.875%, 3/01/23 (d)		50	45,500
Syniverse Holdings, Inc.
9.125%, 1/15/19		454	393,845
TES Finance PLC
6.75%, 7/15/20 (d)	GBP	500	741,355

			5,494,318

Transportation Services - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, 11/15/21 (d)	U.S.$	1,575	1,504,125
Overseas Shipholding Group, Inc.
8.125%, 3/30/18		24	24,540

			1,528,665

Wireless Telecommunication Services - 0.7%
Altice Luxembourg SA
7.625%, 2/15/25 (d)		800	760,000

Company	Principal Amount (000)		U.S. $ Value
Numericable-SFR SAS
6.25%, 5/15/24 (d)		1,305	1,304,595
Sprint Communications, Inc.
9.00%, 11/15/18 (d)		500	556,875

			2,621,470

Wirelines - 0.2%
EarthLink Holdings Corp.
7.375%, 6/01/20		326	339,855
8.875%, 5/15/19 (c)		313	322,390

			662,245

Total Corporate Bonds (cost $55,558,056)			52,386,605

GOVERNMENT ISSUES - 1.9%
Government - 1.9%
U.S. Treasury Bill Zero Coupon, 9/17/15 (a)		1,000	1,000,001
U.S. Treasury Bonds
3.00%, 5/15/45		522	528,035
U.S. Treasury Notes
2.00%, 8/15/25		1,278	1,255,202
2.125%, 2/29/16 (a)		2,000	2,018,750
1.375%, 3/31/20		290	288,535
2.00%, 1/31/16 (a)		2,000	2,014,532

Total Government Issues (cost $7,130,207)			7,105,055

	Shares
REAL ESTATE INVESTMENT TRUST UNITS - 1.8%
Financials - 1.8%
Real Estate Investment Trusts (REITs) - 1.8%
Campus Crest Communities, Inc.		186,975	966,661
Gramercy Property Trust, Inc.		35,623	787,625
HCP, Inc.		3,441	127,523
Home Properties, Inc.		20,116	1,492,808
iStar Financial, Inc. (b)		67,538	842,199
Lamar Advertising Co.-Class A		10,629	566,951
NorthStar Realty Finance Corp.		135,985	1,910,589

Total Real Estate Investment Trust Units (cost $7,920,061)			6,694,356

	Principal Amount (000)
MUNICIPALS - 1.7%
Municipal - 1.7%
Local Authorities - 1.7%
Berkley School District
4.00%, 5/01/40	U.S.$	135	134,993

Company	Principal Amount (000)	U.S. $ Value
Bethel Local School District Series B
4.00%, 11/01/51	125	124,994
Bourbon County Unified School District No. 234-Fort Scott
4.00%, 9/01/40	90	90,814
City & County Honolulu HI Wastewater System Revenue
3.50%, 7/01/32-7/01/33	280	275,147
City of Chicago
5.50%, 1/01/39	35	32,117
City of Miami Beach FL Stormwater Revenue
3.75%, 9/01/36	420	407,505
City of Pompano Beach
3.50%, 9/01/35	65	57,432
City of Tallahassee FL
4.00%, 12/01/35	20	19,115
Commonwealth of Puerto Rico
5.00%, 7/01/33-7/01/35 (h)	195	122,850
5.125%, 7/01/37 (h)	95	59,969
5.25%, 7/01/34 (h)	5	3,175
Concord University
4.00%, 6/01/35	45	45,289
Cotati-Rohnert Park Unified School District
4.00%, 8/01/49	70	70,311
County of Bedford
3.375%, 9/01/35	20	18,844
County of Cuyahoga
3.625%, 12/01/35	115	112,012
County of Lehigh
4.25%, 7/01/45	165	166,312
County of Mecklenburg
3.00%, 4/01/32-4/01/33	215	209,783
County of Pitt
3.00%, 4/01/31	30	28,839
3.125%, 4/01/32	45	43,608
Cumberland County Municipal Authority
4.00%, 1/01/33	305	295,700
Economic Development Authority of the City of Roanoke
3.25%, 10/15/31-10/15/32 (i)	95	91,483
3.375%, 10/15/34 (i)	45	43,249
3.50%, 10/15/36-10/15/37 (i)	130	124,323
El Paso County School District No. 49 Falcon
3.50%, 12/15/37	120	115,498
Elyria City School District
3.00%, 12/01/35	60	55,426
FSU Financial Assistance Inc
4.125%, 10/01/40	35	35,128
Golden State Tobacco Securitization Corp.
3.25%, 6/01/34	165	144,014
Halifax Hospital Medical Center
4.00%, 6/01/38-6/01/41	45	43,734

Company	Principal Amount (000)	U.S. $ Value
Hart Public Schools
4.00%, 5/01/40	30	30,262
Hartford County Metropolitan District
3.00%, 3/01/31	60	58,043
Indiana Finance Authority
4.00%, 3/01/37	210	210,330
Lake Tahoe Community College District
4.00%, 8/01/45	25	24,570
Liberty Center Local School District
4.125%, 11/01/51	115	115,773
Louisiana Local Government Environmental Facilities & Community Development Authority
3.75%, 9/01/33	40	38,626
Manteca Unified School District
4.00%, 8/01/45	130	128,652
Maryland Health & Higher Educational Facilities Authority
4.00%, 7/01/32	25	24,595
4.25%, 7/01/35	85	83,431
Michigan Strategic Fund
4.00%, 10/15/47	50	50,081
Miramar FL Mirgen
3.25%, 10/01/31	80	75,202
3.375%, 10/01/32	120	114,360
Murrieta Valley Unified School District Public Financing Authority
4.00%, 9/01/44	30	29,898
Muscle Shoals Utilities Board
3.50%, 12/01/38	45	42,726
North Kern/Cawelo Financing Authority
4.125%, 4/01/45	90	89,464
Northwood Local School District
4.00%, 7/15/51	105	105,498
Ohio University
5.59%, 12/01/14	530	565,902
Public Finance Authority
5.00%, 7/01/50	140	137,719
Puerto Rico Highways & Transportation Authority
5.55%, 7/01/18	30	25,351
Puerto Rico Public Buildings Authority
5.65%, 7/01/28 (h)	440	257,400
5.70%, 7/01/28 (h)	550	321,750
Puerto Rico Sales Tax Financing Corp.
5.25%, 8/01/40 (h)	150	94,500
6.00%, 8/01/38 (h)	25	15,000
6.05%, 8/01/36-8/01/39 (h)	795	477,000
6.13%, 8/01/38 (h)	5	3,000
Regional Transportation District
3.50%, 6/01/32	125	122,354
San Pablo Joint Powers Financing Authority
3.625%, 11/01/44	45	43,850
Southeastern Ohio Port Authority
5.00%, 12/01/35	5	5,059

Company	Principal Amount (000)	U.S. $ Value
Summit County Development Finance Authority
4.125%, 6/30/40	30	29,699
University of California
4.767%, 5/15/15	352	325,797

Total Municipals (cost $6,744,400)		6,617,556

	Shares
DEPOSITORY RECEIPTS - 1.5%
Consumer Discretionary - 0.3%
Internet & Catalog Retail - 0.3%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	4,068	268,976
Vipshop Holdings Ltd. (ADR) (b)	45,126	811,817

		1,080,793

Consumer Staples - 0.4%
Beverages - 0.3%
Anheuser-Busch InBev NV (Sponsored ADR)	10,150	1,105,436
Diageo PLC (Sponsored ADR)	1,443	153,492

		1,258,928

Food Products - 0.1%
Unilever NV	8,900	356,664

		1,615,592

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gazprom PAO (Sponsored ADR)	25,300	114,356
Lukoil PJSC (London) (Sponsored ADR)	2,800	108,108
Rosneft OAO (GDR)	11,800	44,462

		266,926

Financials - 0.6%
Banks - 0.1%
ICICI Bank Ltd. (Sponsored ADR)	9,180	80,049
Sberbank of Russia (Sponsored ADR)	9,800	48,608

		128,657

Diversified Financial Services - 0.5%
Element Financial Corp. (Receipt) (b)	137,997	1,976,181

		2,104,838

Materials - 0.0%
Metals & Mining - 0.0%
MMC Norilsk Nickel PJSC (ADR)	7,000	110,845

Telecommunication Services - 0.1%
Telecommunication Services - 0.1%
China Mobile Ltd. (Sponsored ADR)	2,246	134,356
Vodafone Group PLC (Sponsored ADR)	5,900	203,432

		337,788

Total Depository Receipts (cost $6,126,566)		5,516,782

Company	Principal Amount (000)		U.S. $ Value
CONVERTIBLE BONDS - 0.7%
Convertible - 0.7%
Empire State Realty OP LP
2.625%, 8/15/19 (d)(j)	U.S.$	400	395,500
Navistar International Corp.
4.50%, 10/15/18 (j)		45	34,031
4.75%, 4/15/19 (c)(j)		66	49,376
SolarCity Corp.
1.625%, 11/01/19 (a)(d)(j)		1,475	1,275,875
Starwood Waypoint Residential Trust
3.00%, 7/01/19 (j)		490	454,169
4.50%, 10/15/17 (d)(j)		50	50,500
SunEdison, Inc.
0.25%, 1/15/20 (d)(j)		90	60,075
2.375%, 4/15/22 (d)(j)		200	136,125
2.625%, 6/01/23 (d)(j)		225	133,594
3.375%, 6/01/25 (d)(j)		210	125,213
Walter Investment Management Corp.
4.50%, 11/01/19 (j)		52	37,830

Total Convertible Bonds (cost $3,003,796)			2,752,288

	Shares
EQUITY LINKED NOTE - 0.4%
Financials - 0.4%
Capital Markets - 0.1%
Saudi Basic Industries Corp., Credit Suisse AG/Nassau, expiring 5/17/18 (b)		22,533	485,300

Banks - 0.3%
National Commercial Bank, HSBC Bank PLC, expiring 11/20/17 (b)		79,874	1,165,913

Total Equity Linked Note (cost $2,064,524)			1,651,213

WARRANTS - 0.3%
Financials - 0.3%
Banks - 0.1%
JPMorgan Chase & Co., expiring 10/28/18 (b)		18,303	413,648

Capital Markets - 0.2%
Alinma Bank, expiring 4/16/18 (b)		171,998	859,990

Total Warrants (cost $1,357,387)			1,273,638

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 0.3%
Financials - 0.1%
Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.
5.50% (j)	3,000	307,890
Campus Crest Communities, Inc.
8.00%	7,450	176,938

		484,828

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp.
5.57%	689	2,687
Federal Home Loan Mortgage Corp.
5.90%	1,178	4,771
Federal Home Loan Mortgage Corp.
Series Z
8.375% (c)	3,550	17,431
Federal National Mortgage Association
4.50%	1,339	5,356
Federal National Mortgage Association
Series S
8.25%	3,800	18,734

		48,979

		533,807

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SunEdison, Inc.
6.75% (c)(j)	381	316,427

Consumer Discretionary - 0.1%
Auto Components - 0.1%
Pirelli & C. SpA
(Savings Shares)
0.00%	18,074	302,806

Total Preferred Stocks (cost $1,204,096)		1,153,040

MUTUAL FUNDS - 0.3%
Index - 0.2%
Index - 0.2%
SPDR S&P 500 ETF Trust	4,000	790,680

Municipal - 0.1%
Local Authorities - 0.1%
Eaton Vance Municipal Income 2028 Term Trust	1,898	32,740
Nuveen Dividend Advantage Municipal Fund 3	6,026	81,472
Nuveen Dividend Advantage Municipal Income Fund	5,533	75,913

		190,125

Total Mutual Funds (cost $1,048,671)		980,805

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.2%
Apollo Education Group, Inc.
Expiration: Sep 2015, Exercise Price: $ 13.00 (b)(k)	88	16,755
athenahealth, Inc.
Expiration: Sep 2015, Exercise Price: $ 120.00 (b)(k)	24	2,566
Cablevision Systems Corp.
Expiration: Dec 2015, Exercise Price: $ 25.00 (b)(k)	40	11,612
Cablevision Systems Corp.
Expiration: Sep 2015, Exercise Price: $ 25.00 (b)(k)	130	18,967
Caterpillar, Inc.
Expiration: Sep 2015, Exercise Price: $ 77.50 (b)(k)	42	10,555
Chevron Corp.
Expiration: Sep 2015, Exercise Price: $ 80.00 (b)(k)	87	18,957
Continental Resources, Inc./OK
Expiration: Sep 2015, Exercise Price: $ 31.00 (b)(k)	67	10,197
DeVry, Inc.
Expiration: Nov 2015, Exercise Price: $ 25.00 (b)(k)	41	6,298
Eni SpA
Expiration: Sep 2015, Exercise Price: EUR 13.50 (b)(l)	35,669	3,842
Five Below, Inc.
Expiration: Nov 2015, Exercise Price: $ 37.00 (b)(k)	82	19,245
Five Below, Inc.
Expiration: Sep 2015, Exercise Price: $ 36.00 (b)(k)	56	4,939
Franklin Resources, Inc.
Expiration: Oct 2015, Exercise Price: $ 40.00 (b)(k)	71	11,012
GameStop Corp.
Expiration: Oct 2015, Exercise Price: $ 42.00 (b)(k)	64	15,354
Glencore PLC
Expiration: Oct 2015, Exercise Price: GBP 1.50 (b)(l)	109,998	27,007
Gogo, Inc.
Expiration: Nov 2015, Exercise Price: $ 22.00 (b)(k)	40	26,768
Gogo, Inc.
Expiration: Nov 2015, Exercise Price: $ 17.00 (b)(k)	31	8,286

Company	Contracts	U.S. $ Value
Grand Canyon Education, Inc.
Expiration: Oct 2015, Exercise Price: $ 35.00 (b)(k)	22	2,835
Grand Canyon Education, Inc.
Expiration: Sep 2015, Exercise Price: $ 40.00 (b)(k)	55	17,347
GrubHub, Inc.
Expiration: Sep 2015, Exercise Price: $ 30.00 (b)(k)	92	36,487
GrubHub, Inc.
Expiration: Oct 2015, Exercise Price: $ 27.50 (b)(k)	75	22,747
Hewlett Packard Co.
Expiration: Sep 2015, Exercise Price: $ 28.00 (b)(k)	95	9,187
Hewlett Packard Co.
Expiration: Oct 2015, Exercise Price: $ 26.00 (b)(k)	91	5,888
iShares Russell 2000 ETF
Expiration: Sep 2015, Exercise Price: $ 109.00 (b)(k)	811	77,856
Krispy Kreme Doughnuts, Inc.
Expiration: Sep 2015, Exercise Price: $ 18.00 (b)(k)	64	8,762
Las Vegas Sands Corp.
Expiration: Oct 2015, Exercise Price: $ 45.00 (b)(k)	86	20,786
Lenovo Group Ltd.
Expiration: Oct 2015, Exercise Price: HKD 6.50 (b)(l)	258,000	20,307
LifeLock, Inc.
Expiration: Nov 2015, Exercise Price: $ 10.00 (b)(k)	25	5,643
Logitech International SA
Expiration: Sep 2015, Exercise Price: $ 14.00 (b)(k)	150	18,135
Melco Crown Entertainment Ltd.
Expiration: Oct 2015, Exercise Price: $ 18.00 (b)(k)	116	18,583
Michael Kors Holdings Ltd.
Expiration: Nov 2015, Exercise Price: $ 40.00 (b)(k)	37	7,604
Netflix, Inc.
Expiration: Dec 2015, Exercise Price: $ 110.00 (b)(k)	10	12,306
Netflix, Inc.
Expiration: Oct 2015, Exercise Price: $ 100.00 (b)(k)	27	12,852
Nu Skin Enterprises, Inc.
Expiration: Dec 2015, Exercise Price: $ 40.00 (b)(k)	28	8,543

Company	Contracts	U.S. $ Value
Pandora Media, Inc.
Expiration: Sep 2015, Exercise Price: $ 19.00 (b)(k)	83	13,761
Pandora Media, Inc.
Expiration: Oct 2015, Exercise Price: $ 18.00 (b)(k)	87	14,947
Ping An Insurance Group Co.
Expiration: Sep 2015, Exercise Price: HKD 38.00 (b)(l)	71,000	17,791
salesforce.com, Inc.
Expiration: Sep 2015, Exercise Price: $ 70.00 (b)(k)	32	8,880
Skyworks Solutions, Inc.
Expiration: Nov 2015, Exercise Price: $ 95.00 (b)(k)	6	7,721
Skyworks Solutions, Inc.
Expiration: Sep 2015, Exercise Price: $ 85.00 (b)(k)	17	5,013
SolarCity Corp.
Expiration: Oct 2015, Exercise Price: $ 50.00 (b)(k)	64	37,619
SolarCity Corp.
Expiration: Oct 2015, Exercise Price: $ 46.00 (b)(k)	28	10,786
Take-Two Interactive Software, Inc.
Expiration: Sep 2015, Exercise Price: $ 28.00 (b)(k)	81	5,119
Tesla Motors, Inc.
Expiration: Oct 2015, Exercise Price: $ 240.00 (b)(k)	10	12,181
Tesla Motors, Inc.
Expiration: Oct 2015, Exercise Price: $ 220.00 (b)(k)	11	6,997
Tesla Motors, Inc.
Expiration: Sep 2015, Exercise Price: $ 220.00 (b)(k)	18	3,974
Trinity Industries, Inc.
Expiration: Oct 2015, Exercise Price: $ 28.00 (b)(k)	45	11,219
Viacom, Inc.
Expiration: Sep 2015, Exercise Price: $ 40.00 (b)(k)	62	8,258
Viacom, Inc.
Expiration: Oct 2015, Exercise Price: $ 37.50 (b)(k)	49	5,738
Vipshop Holdings Ltd.
Expiration: Sep 2015, Exercise Price: $ 20.00 (b)(k)	76	18,172
Vipshop Holdings Ltd.
Expiration: Sep 2015, Exercise Price: $ 17.00 (b)(k)	115	8,913

Company	Contracts		U.S. $ Value
Wayfair, Inc.
Expiration: Sep 2015, Exercise Price: $ 45.00 (b)(k)		46	22,485
Wayfair, Inc.
Expiration: Nov 2015, Exercise Price: $ 50.00 (b)(k)		21	24,534
Woodside Petroleum Ltd.
Expiration: Sep 2015, Exercise Price: AUD 29.00 (b)(k)		85	2,008
Wynn Resorts Ltd.
Expiration: Oct 2015, Exercise Price: $ 75.00 (b)(k)		39	20,806
Yum! Brands., Inc.
Expiration: Sep 2015, Exercise Price: $ 82.50 (b)(k)		43	17,656
Zillow, Inc.
Expiration: Sep 2015, Exercise Price: $ 25.00 (b)(k)		209	29,887
Zillow, Inc.
Expiration: Nov 2015, Exercise Price: $ 25.00 (b)(k)		75	22,380

Total Options Purchased - Puts (premiums paid $1,105,062)			855,073

	Principal Amount (000)
BANK LOANS - 0.2%
Consumer Discretionary - 0.2%
Retailers - 0.2%
Toys R Us Delaware, Inc.
1.00%, 4/24/20 (cost $616,824)	U.S.$	685	598,950

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Securitized - 0.1%
Thrifts & Mortgage Finance - 0.1%
Sunset Mortgage Loan Co. LLC-Class A, Series 2014-NPL1
3.228%, 8/16/44 (d) (cost $276,036)		276	275,495

	Shares
COMMON STOCK UNITS - 0.0%
Financials - 0.0%
Real Estate Management & Development - 0.0%
Rescap Liquidating Trust (cost $156,270)		15,081	135,729

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Aramark
Expiration: Oct 2015, Exercise Price: $ 30.00 (b)(k)		310	65,875

Company	Contracts	U.S. $ Value
S&P 500 Index
Expiration: Oct 2015, Exercise Price: $ 2,200.00 (b)(k)	145	9,425

Total Options Purchased - Calls (premiums paid $152,825)		75,300

	Shares
SHORT-TERM INVESTMENTS - 15.1%
Investment Companies - 15.1%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.13% (m)(n)	54,959,807	54,959,807
State Street Institutional U.S. Government Money Market Fund-Premier Class, 0.00% (m)	2,290,569	2,290,569

Total Investment Companies (cost $57,250,376)		57,250,376

Total Investments Before Security Lending Collateral for Securities Loaned - 94.7% (cost $363,492,976)		358,993,508

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%
Investment Companies - 3.0%
AB Exchange Reserves-Class I, 0.11% (m)(n) (cost $11,463,646)	11,463,646	11,463,646

Total Investments Before Securities Sold Short - 97.7% (cost $374,956,622)		370,457,154

SECURITIES SOLD SHORT - (25.9)%
MUTUAL FUNDS - (11.2)%
Index - (11.2)%
Index - (11.2)%
Consumer Discretionary Select Sector SPDR Fund	(22,070)	(1,654,809)
Consumer Staples Select Sector SPDR Fund	(7,241)	(342,572)
Energy Select Sector SPDR Fund	(10,172)	(675,726)
Financial Select Sector SPDR Fund	(85,169)	(1,995,510)
Health Care Select Sector SPDR Fund	(17,815)	(1,255,779)
Industrial Select Sector SPDR Fund	(49,444)	(2,535,982)
iShares China Large-Cap ETF	(9,278)	(333,173)
iShares MSCI Brazil Capped ETF	(23,656)	(588,561)
iShares MSCI Emerging Markets ETF	(9,698)	(328,180)
iShares MSCI Japan ETF	(21,036)	(254,956)
iShares US Real Estate ETF	(2,664)	(187,759)
Materials Select Sector SPDR Fund	(5,661)	(245,461)
SPDR Dow Jones Industrial Average ETF Trust	(3,516)	(580,773)
SPDR S&P 500 ETF Trust	(143,477)	(28,361,099)
SPDR S&P Regional Banking ETF	(13,599)	(558,511)
SPDR S&P Retail ETF	(2,511)	(234,904)
Technology Select Sector SPDR Fund	(43,068)	(1,732,626)
Utilities Select Sector SPDR Fund	(15,400)	(653,884)

Total Mutual Funds (proceeds $43,970,758)		(42,520,265)

Company	Shares	U.S. $ Value
COMMON STOCKS - (10.2)%
Consumer Discretionary - (2.7)%
Auto Components - (0.1)%
Autoliv, Inc.	(3,228)	(329,740)

Automobiles - (0.4)%
Fiat Chrysler Automobiles NV (b)	(21,296)	(298,575)
Ford Motor Co.	(40,568)	(562,678)
General Motors Co.	(5,027)	(147,995)
Harley-Davidson, Inc.	(2,953)	(165,516)
Tesla Motors, Inc. (b)	(685)	(170,606)

		(1,345,370)

Distributors - 0.0%
LKQ Corp. (b)	(4,226)	(126,738)

Diversified Consumer Services - (0.2)%
Apollo Education Group, Inc. (b)	(4,725)	(52,495)
DeVry Education Group, Inc.	(5,824)	(152,356)
Graham Holdings Co.	(275)	(181,929)
Grand Canyon Education, Inc. (b)	(2,699)	(99,755)
Sotheby’s	(2,267)	(79,821)
Strayer Education, Inc. (b)	(1,915)	(100,039)

		(666,395)

Hotels, Restaurants & Leisure - (0.5)%
Chipotle Mexican Grill, Inc.-Class A (b)	(36)	(25,560)
Domino’s Pizza, Inc.	(184)	(19,493)
Krispy Kreme Doughnuts, Inc. (b)	(2,220)	(38,051)
Las Vegas Sands Corp.	(7,172)	(331,562)
MGM Resorts International (b)	(27,530)	(562,438)
Panera Bread Co. (b)	(84)	(14,977)
Restaurant Brands International, Inc.	(6,114)	(234,411)
Starbucks Corp.	(279)	(15,264)
Texas Roadhouse, Inc.	(801)	(28,828)
Yum! Brands, Inc.	(6,220)	(496,169)

		(1,766,753)

Household Durables - 0.0%
GoPro, Inc. (b)	(3,025)	(140,935)

Internet & Catalog Retail - 0.0%
Wayfair, Inc. (b)	(1,859)	(69,341)

Leisure Products - (0.2)%
BRP., Inc./CA (b)	(3,212)	(66,359)
Mattel, Inc.	(3,326)	(77,928)
Polaris Industries, Inc.	(4,371)	(567,662)

		(711,949)

Media - (0.1)%
CBS Corp.-Class B	(5,578)	(252,349)
Live Nation Entertainment, Inc. (b)	(579)	(14,255)
Viacom, Inc.	(3,150)	(128,425)

Company	Shares	U.S. $ Value
World Wrestling Entertainment, Inc.	(4,300)	(86,258)

		(481,287)

Multiline Retail - (0.4)%
Canadian Tire Corp. Ltd.	(4,090)	(386,119)
Dollarama, Inc.	(4,024)	(229,768)
Macy’s, Inc.	(2,037)	(119,388)
Target Corp.	(8,283)	(643,672)

		(1,378,947)

Specialty Retail - (0.3)%
CarMax, Inc. (b)	(2,586)	(157,746)
Five Below, Inc. (b)	(3,925)	(151,780)
GameStop Corp.-Class A	(3,015)	(128,077)
Hennes & Mauritz AB-Class B	(4,737)	(181,890)
Men’s Wearhouse, Inc. (The)	(4,199)	(237,033)
Michaels Cos., Inc. (The) (b)	(192)	(5,032)
Outerwall, Inc.	(1,446)	(89,074)
Restoration Hardware Holdings, Inc. (b)	(2,026)	(187,365)
Ross Stores, Inc.	(109)	(5,300)
Staples, Inc.	(8,604)	(122,263)
TJX Cos., Inc.	(411)	(28,901)

		(1,294,461)

Textiles, Apparel & Luxury Goods - (0.5)%
adidas AG	(4,903)	(366,296)
Coach, Inc.	(4,200)	(127,050)
lululemon Athletica, Inc. (b)	(3,213)	(205,664)
Luxottica Group SpA	(2,230)	(151,018)
Pandora A/S	(255)	(29,476)
Ralph Lauren Corp.	(2,168)	(241,060)
Swatch Group AG (The)	(1,859)	(710,600)
VF Corp.	(189)	(13,689)

		(1,844,853)

		(10,156,769)

Industrials - (1.9)%
Aerospace & Defense - (0.2)%
Airbus Group SE	(6,183)	(402,603)
Boeing Co. (The)	(3,592)	(469,403)

		(872,006)

Air Freight & Logistics - 0.0%
United Parcel Service, Inc.	(955)	(93,256)

Airlines - (0.2)%
American Airlines Group, Inc.	(3,233)	(126,022)
Deutsche Lufthansa AG (b)	(14,982)	(181,791)
Spirit Airlines, Inc. (b)	(5,039)	(258,249)

		(566,062)

Commercial Services & Supplies - 0.0%
Pitney Bowes, Inc.	(800)	(15,848)

Electrical Equipment - (0.2)%
Sensata Technologies Holding NV (b)	(3,560)	(168,744)

Company	Shares	U.S. $ Value
SolarCity Corp. (b)(c)	(12,701)	(613,204)

		(781,948)

Industrial Conglomerates - 0.0%
Siemens AG	(1,745)	(172,969)

Machinery - (0.8)%
Caterpillar, Inc.	(19,065)	(1,457,328)
Cummins, Inc.	(5,906)	(719,055)
Deere & Co.	(3,742)	(306,021)
IDEX Corp.	(1,685)	(121,034)
PACCAR, Inc.	(5,513)	(325,102)
Trinity Industries, Inc.	(5,912)	(159,565)

		(3,088,105)

Marine - (0.1)%
AP Moeller - Maersk A/S	(146)	(248,648)

Trading Companies & Distributors - (0.4)%
Air Lease Corp.	(10,721)	(344,894)
Aircastle Ltd.	(15,746)	(327,202)
Fastenal Co.	(12,990)	(500,635)
Noble Group Ltd.	(811,300)	(313,738)
WW Grainger, Inc.	(200)	(44,688)

		(1,531,157)

		(7,369,999)

Information Technology - (1.9)%
Communications Equipment - (0.1)%
QUALCOMM, Inc.	(5,270)	(298,177)
ViaSat, Inc. (b)	(1,695)	(99,615)

		(397,792)

Electronic Equipment, Instruments & Components - (0.1)%
Arrow Electronics, Inc. (b)	(1,704)	(95,288)
Avnet, Inc.	(2,306)	(97,774)
TE Connectivity Ltd.	(1,371)	(81,287)

		(274,349)

Internet Software & Services - (0.5)%
Gogo, Inc. (b)	(3,510)	(55,774)
GrubHub, Inc. (b)	(5,727)	(151,479)
LinkedIn Corp.-Class A (b)	(597)	(107,818)
Pandora Media, Inc. (b)	(4,498)	(80,694)
Tencent Holdings Ltd.	(61,100)	(1,023,243)
Yahoo Japan Corp.	(81,564)	(330,124)
Yelp, Inc. (b)	(3,462)	(84,057)

		(1,833,189)

IT Services - (0.3)%
Alliance Data Systems Corp. (b)	(436)	(112,135)
International Business Machines Corp.	(6,051)	(894,882)
PayPal Holdings, Inc. (b)	(8,769)	(306,915)

		(1,313,932)

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - (0.2)%
Applied Materials, Inc.	(4,829)	(77,674)
Intel Corp.	(6,062)	(173,009)
Skyworks Solutions, Inc.	(1,653)	(144,390)
SunEdison, Inc. (b)(c)	(18,477)	(192,161)

		(587,234)

Software - (0.3)%
Check Point Software Technologies Ltd. (b)	(6,311)	(492,321)
Mobileye NV (b)	(3,770)	(213,231)
salesforce.com, Inc. (b)	(1,410)	(97,797)
SAP SE	(2,745)	(184,107)
Take-Two Interactive Software, Inc. (b)	(3,536)	(103,004)

		(1,090,460)

Technology Hardware, Storage & Peripherals - (0.4)%
EMC Corp./MA	(8,234)	(204,779)
Hewlett-Packard Co.	(6,951)	(195,045)
Logitech International SA	(12,358)	(163,902)
Seagate Technology PLC	(13,042)	(670,359)
Western Digital Corp.	(3,728)	(305,547)

		(1,539,632)

		(7,036,588)

Energy - (1.0)%
Energy Equipment & Services - (0.2)%
Halliburton Co.	(15,279)	(601,229)

Oil, Gas & Consumable Fuels - (0.8)%
Anadarko Petroleum Corp.	(3,565)	(255,183)
Apache Corp.	(5,648)	(255,515)
Canadian Natural Resources Ltd.	(5,299)	(119,069)
Cheniere Energy, Inc. (b)	(2,584)	(160,596)
Chevron Corp.	(4,800)	(388,752)
Continental Resources, Inc./OK (b)	(2,963)	(95,112)
Eni SpA	(8,954)	(147,794)
EOG Resources, Inc.	(1,668)	(130,621)
EQT Corp.	(2,081)	(161,943)
Exxon Mobil Corp.	(5,339)	(401,706)
Kinder Morgan, Inc./DE	(9,207)	(298,399)
Polski Koncern Naftowy Orlen SA	(18,378)	(359,376)
Ultra Petroleum Corp. (b)	(27,104)	(230,926)

		(3,004,992)

		(3,606,221)

Financials - (0.8)%
Banks - (0.5)%
Canadian Imperial Bank of Commerce/Canada	(7,131)	(524,093)
DBS Group Holdings Ltd.	(10,016)	(126,245)
Oversea-Chinese Banking Corp., Ltd.	(21,991)	(139,258)
Royal Bank of Canada	(17,023)	(945,798)

		(1,735,394)

Company	Shares	U.S. $ Value
Capital Markets - (0.1)%
Affiliated Managers Group, Inc. (b)	(889)	(165,745)
Franklin Resources, Inc.	(7,856)	(318,797)

		(484,542)

Consumer Finance - (0.1)%
Santander Consumer USA Holdings, Inc. (b)	(11,026)	(247,644)

Insurance - (0.1)%
ACE Ltd.	(4,142)	(423,147)

Real Estate Management & Development - 0.0%
Hongkong Land Holdings Ltd.	(23,600)	(163,512)

		(3,054,239)

Health Care - (0.7)%
Health Care Equipment & Supplies - (0.2)%
IDEXX Laboratories, Inc. (b)	(1,278)	(91,339)
Intuitive Surgical, Inc. (b)	(285)	(145,621)
Varian Medical Systems, Inc. (b)	(3,674)	(298,512)
Zeltiq Aesthetics, Inc. (b)	(4,399)	(141,956)

		(677,428)

Health Care Providers & Services - (0.4)%
Aetna, Inc.	(8,566)	(980,978)
Centene Corp. (b)	(7,169)	(442,471)
Express Scripts Holding Co. (b)	(920)	(76,912)

		(1,500,361)

Health Care Technology - 0.0%
athenahealth, Inc. (b)	(1,120)	(148,926)

Pharmaceuticals - (0.1)%
Valeant Pharmaceuticals International, Inc. (b)	(845)	(194,857)

		(2,521,572)

Materials - (0.6)%
Chemicals - (0.1)%
Wacker Chemie AG	(2,319)	(199,557)

Metals & Mining - (0.5)%
Alcoa, Inc.	(12,513)	(118,248)
First Quantum Minerals Ltd.	(139,744)	(728,674)
Freeport-McMoRan, Inc.	(11,688)	(124,360)
Glencore International PLC	(365,522)	(825,079)
Grupo Mexico SAB de CV	(14,260)	(36,171)
Newcrest Mining Ltd. (b)	(39,483)	(315,037)
ThyssenKrupp AG	(4,490)	(97,058)

		(2,244,627)

		(2,444,184)

Consumer Staples - (0.5)%
Beverages - (0.2)%
Coca-Cola Co. (The)	(20,282)	(797,488)

Company		Shares	U.S. $ Value
Coca-Cola Enterprises, Inc.		(2,606)	(134,183)

			(931,671)

Food & Staples Retailing - (0.1)%
Kroger Co. (The)		(546)	(18,837)
Wal-Mart Stores, Inc.		(4,059)	(262,739)

			(281,576)

Food Products - (0.1)%
Archer-Daniels-Midland Co.		(3,194)	(143,698)
Keurig Green Mountain, Inc.		(1,248)	(70,637)

			(214,335)

Household Products - (0.1)%
Colgate-Palmolive Co.		(2,487)	(156,208)
Kimberly-Clark Corp.		(1,607)	(171,194)

			(327,402)

Personal Products - 0.0%
Avon Products, Inc.		(12,621)	(65,503)

			(1,820,487)

Telecommunication Services - (0.1)%
Diversified Telecommunication Services - (0.1)%
AT&T, Inc.		(11,360)	(377,152)

			(377,152)

Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj		(9,441)	(152,823)

Total Common Stocks (proceeds $44,076,666)			(38,540,034)

		Principal Amount (000)
GOVERNMENT ISSUES - (2.3)%
Government - (2.3)%
U.S. Treasury Bonds
3.00%, 5/15/45	U.S.$	(5,049)	(5,107,377)
U.S. Treasury Notes
1.625%, 8/31/19-7/31/20		(2,751)	(2,766,860)
2.00%, 2/15/25		(755)	(741,778)
2.125%, 5/15/25		(240)	(238,116)

Total Government Issues (proceeds $8,944,495)			(8,854,131)

CORPORATE BONDS - (1.5)%
Corporate - High Yield - (0.9)%
Building Materials - (0.2)%
Associated Materials LLC/AMH New Finance, Inc.
9.125%, 11/01/17		(409)	(346,627)

	Principal Amount (000)	U.S. $ Value
Builders FirstSource, Inc.
10.75%, 8/15/23 (d)	(428)	(434,420)

		(781,047)

Hotels Restaurants & Leisure - (0.1)%
Scientific Games International, Inc.
10.00%, 12/01/22	(350)	(321,125)

Independent - (0.4)%
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20	(201)	(189,945)
Chaparral Energy, Inc.
7.625%, 11/15/22	(150)	(64,500)
Chesapeake Energy Corp.
4.875%, 4/15/22	(847)	(614,075)
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC
10.00%, 6/01/20 (d)	(214)	(174,945)
SandRidge Energy, Inc.
8.75%, 6/01/20 (d)	(473)	(321,640)

		(1,365,105)

Metals & Mining - (0.1)%
Vale Overseas Ltd.
4.375%, 1/11/22	(429)	(397,812)

Oil Gas & Consumable Fuels - 0.0%
Rio Oil Finance Trust Series 2014-1
6.25%, 7/06/24 (d)	(76)	(61,940)

Retailers - 0.0%
Rite Aid Corp.
6.75%, 6/15/21	(80)	(84,400)

Wireless Telecommunication Services - (0.1)%
Altice Luxembourg SA
7.75%, 5/15/22 (d)	(466)	(454,350)

		(3,465,779)

Corporate - Investment Grade - (0.6)%
Food & Beverage - (0.2)%
Coca-Cola Co. (The)
3.20%, 11/01/23	(551)	(558,118)

Integrated - (0.1)%
Husky Energy, Inc.
4.00%, 4/15/24	(546)	(508,112)

Midstream - (0.2)%
EnLink Midstream Partners LP
5.05%, 4/01/45	(305)	(255,152)
ONEOK Partners LP
4.90%, 3/15/25	(202)	(189,911)
Plains All American Pipeline LP / PAA Finance Corp.
4.90%, 2/15/45	(544)	(490,389)

		(935,452)

	Principal Amount (000)	U.S. $ Value
Oil Field Services - (0.1)%
Ensco PLC
4.50%, 10/01/24	(240)	(203,770)
5.20%, 3/15/25	(240)	(214,696)

		(418,466)

		(2,420,148)

Total Corporate Bonds (proceeds $6,163,487)		(5,885,927)

	Shares
DEPOSITORY RECEIPTS - (0.6)%
Consumer Discretionary - (0.3)%
Internet & Catalog Retail - (0.3)%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	(20,776)	(1,373,709)
Vipshop Holdings Ltd. (ADR) (b)	(5,532)	(99,521)

		(1,473,230)

Information Technology - (0.1)%
IT Services - (0.1)%
Infosys Ltd. (Sponsored ADR)	(20,068)	(344,166)

Energy - (0.1)%
Oil, Gas & Consumable Fuels - (0.1)%
Royal Dutch Shell PLC (Sponsored ADR)	(5,054)	(267,458)

Financials - (0.1)%
Banks - (0.1)%
Siam Commercial Bank PCL (The) (NVDR)	(51,500)	(203,929)

Total Depository Receipts (proceeds $2,541,655)		(2,288,783)

REAL ESTATE INVESTMENT TRUST UNITS - (0.1)%
Financials - (0.1)%
Real Estate Investment Trusts (REITs) - (0.1)%
Care Capital Properties, Inc. (b)	(25)	(795)
Pennsylvania Real Estate Investment Trust	(1,200)	(23,808)
Starwood Waypoint Residential Trust	(8,820)	(212,474)
Ventas, Inc.	(100)	(5,502)

Total Real Estate Investment Trust Units (proceeds $258,817)		(242,579)

Total Securities Sold Short (proceeds $105,955,878)		(98,331,719)

Total Investments, Net of Securities Sold Short - 71.8% (cost $269,000,744) (o)		272,125,436
Other assets less liabilities - 28.2%		106,881,518

Net Assets - 100.0%		$379,006,954

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	EUR	570	USD	639	9/24/15	$(1,323)
Credit Suisse International	GBP	206	USD	324	9/24/15	6,800
Credit Suisse London Branch (GFX)	EUR	82	USD	92	9/24/15	(191)
Credit Suisse Securities (USA) LLC	GBP	1,091	USD	1,692	9/18/15	18,483
Credit Suisse Securities (USA) LLC	GBP	20	USD	31	9/18/15	(27)
Credit Suisse Securities (USA) LLC	USD	1,004	GBP	645	9/18/15	(14,513)
Credit Suisse Securities (USA) LLC	EUR	9	USD	10	9/25/15	16
Credit Suisse Securities (USA) LLC	EUR	2,326	USD	2,591	9/25/15	(19,530)
Credit Suisse Securities (USA) LLC	USD	436	EUR	394	9/25/15	6,702
Credit Suisse Securities (USA) LLC	USD	66	EUR	58	9/25/15	(1,085)
Credit Suisse Securities (USA) LLC	CAD	4,616	USD	3,512	11/20/15	3,624
Credit Suisse Securities (USA) LLC	CAD	658	USD	497	11/20/15	(2,593)
Credit Suisse Securities (USA) LLC	USD	634	CAD	837	11/20/15	2,318
Credit Suisse Securities (USA) LLC	USD	11	CAD	15	11/20/15	(9)
Morgan Stanley Co., Inc.	CAD	279	USD	210	10/30/15	(1,749)
Morgan Stanley Co., Inc.	CHF	239	USD	250	10/30/15	2,550
Morgan Stanley Co., Inc.	EUR	3,467	USD	3,962	10/30/15	68,164
Morgan Stanley Co., Inc.	EUR	70	USD	78	10/30/15	(41)
Morgan Stanley Co., Inc.	GBP	363	USD	570	10/30/15	12,868
Morgan Stanley Co., Inc.	SEK	1,201	USD	142	10/30/15	(478)
Morgan Stanley Co., Inc.	USD	69	CAD	92	10/30/15	979
Morgan Stanley Co., Inc.	USD	188	EUR	168	10/30/15	207
Morgan Stanley Co., Inc.	USD	326	SEK	2,750	10/30/15	(894)
Morgan Stanley Co., Inc.	CHF	58	USD	61	12/18/15	1,083
Morgan Stanley Co., Inc.	CHF	319	USD	328	12/18/15	(3,199)
Morgan Stanley Co., Inc.	EUR	90	USD	101	12/18/15	99
Morgan Stanley Co., Inc.	EUR	1,686	USD	1,873	12/18/15	(22,543)
Morgan Stanley Co., Inc.	USD	201	EUR	175	12/18/15	(3,864)
State Street Bank & Trust Co.	EUR	400	USD	451	9/01/15	(2,340)
State Street Bank & Trust Co.	GBP	25	USD	39	9/01/15	(160)
State Street Bank & Trust Co.	CHF	1,681	USD	1,809	9/16/15	68,684
State Street Bank & Trust Co.	CHF	123	USD	126	9/16/15	(1,396)
State Street Bank & Trust Co.	EUR	472	USD	533	9/16/15	3,769
State Street Bank & Trust Co.	EUR	195	USD	213	9/16/15	(5,044)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	GBP	112	USD	174	9/16/15	$2,739
State Street Bank & Trust Co.	USD	65	CHF	60	9/16/15	(2,523)
State Street Bank & Trust Co.	USD	54	EUR	49	9/16/15	1,434
State Street Bank & Trust Co.	USD	41	GBP	26	9/16/15	(601)
State Street Bank & Trust Co.	EUR	400	USD	451	9/24/15	2,341
State Street Bank & Trust Co.	EUR	3,350	USD	3,742	9/24/15	(18,643)
State Street Bank & Trust Co.	GBP	1,500	USD	2,349	9/24/15	47,541
Steven Ames	EUR	175	USD	195	9/25/15	(1,492)
Steven Ames	USD	388	EUR	348	9/25/15	2,793

						$148,956

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Joy Global, Inc. (k)	9	$27.00	9/18/15	$876	$(324)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse Securities (USA) LLC/(ICE)
CDX-NAHY, Series 24, 1 Year Index, 6/02/20*	(1.00)%	3.36%		$2,147	$(168,706)	$(89,888)
Morgan Stanley Co., Inc./(ICE)
CDX-NAHY, Series 24, 5 Year Index, 6/20/20*	(1.00)	3.93		14	482	1,241
iTraxx.Euro, Series 23, 5 Year Index, 6/20/20*	(1.00)	0.72	EUR	6,000	(91,437)	(21,436)
Sale Contracts
Credit Suisse Securities (USA) LLC/(ICE)
CDX-NAHY, Series 24, 1 Year, 6/22/20*	5.00	3.36		$416	32,600	11,852
Morgan Stanley Co., Inc./(ICE)
CDX-NAHY, Series 24, 5 Year, 6/20/20*	5.00	3.93		2,214	119,880	16,692

					$(107,181)	$(81,539)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
Rallye SA, 7.625%, 11/04/16, 3/20/20*	(5.00)%	4.21%	EUR	1,000	$(47,258)	$(122,692)	$75,434
Credit Suisse International:
Astaldi SpA, 7.125%, 2/01/20, 9/20/20*	(5.00)	4.95		800	(10,625)	(31,747)	21,122
Newmont Mining Corp., 5.875%, 4/01/35, 9/20/20*	(1.00)	2.15		$1,500	77,892	90,934	(13,042)
Credit Suisse Securities (USA) LLC:
Glencore Finance Europe SA, 6.50%, 2/27/19, 9/21/20*	(1.00)	3.66	EUR	402	53,382	19,502	33,880
Rallye SA, 7.625%, 11/04/16, 3/20/20*	(5.00)	4.21		1,000	(47,259)	(121,843)	74,584
Sherwin-Williams Co., (The), 7.375%, 2/01/27, 3/20/20*	(1.00)	0.22		$2,000	(73,333)	(69,986)	(3,347)
Weyerhaeuser Co., 7.125%, 7/15/23, 3/20/20*	(1.00)	0.46		2,000	(51,912)	(51,829)	(83)
Goldman Sachs International:
ArcelorMittal, 6.125%, 6/01/18, 12/24/19*	(1.00)	3.13		142	13,358	15,423	(2,065)
ArcelorMittal, 6.125%, 6/01/18, 6/20/20*	(1.00)	3.41		313	36,496	27,509	8,987
Darden Restaurants, Inc., 6.45%, 10/15/17, 12/20/19*	(1.00)	0.69		619	(9,135)	33,615	(42,750)
Valero Energy Corp., 8.75%, 6/15/30, 12/20/19*	(1.00)	0.84		567	(4,810)	11,258	(16,068)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Co., Inc.:
Alcatel-Lucent, 8.50%, 1/15/16, 9/20/20*	(1.00)%	3.54%	EUR	1,000	$128,554	$101,246		$27,308
ArcelorMittal, 6.125%, 6/01/18, 6/20/20*	(1.00)	3.41		313	36,496	27,836		8,660
Campbell Soup Co, 3.05%, 7/15/17, 12/20/19*	(1.00)	0.39		$626	(17,296)	(11,554)		(5,742)
Cardinal Health, Inc., 1.90%, 6/15/17, 3/20/20*	(1.00)	0.24		2,000	(72,129)	(69,071)		(3,058)
Coca-Cola Refreshments USA, Inc., 7.125%, 8/01/17, 12/20/19*	(1.00)	0.21		619	(21,918)	(21,937)		19
Freeport-McMoRan, Inc., 3.55%, 3/01/22, 9/20/20*	(1.00)	5.91		500	99,202	101,304		(2,102)
MDC Holdings, Inc., 5.625%, 2/01/20, 6/20/20*	(1.00)	1.56		1,400	33,235	30,950		2,285
Staples, Inc., 2.75%, 1/12/18, 9/20/20*	(1.00)	1.65		1,400	40,928	57,729		(16,801)
Sale Contracts
Bank of America, NA:
International Lease Finance Corp., 8.25%, 12/15/20, 9/20/19*	5.00	1.53		265	37,952	26,686		11,266
Goldman Sachs & Co.:
K Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 6/20/20*	5.00	14.19		400	(113,653)	(21,732)		(91,921)
K Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 9/20/20*	5.00	14.15		1,400	(409,071)	(136,474)		(272,597)
Goldman Sachs International:
Boyd Gaming Corp., 7.125%, 2/01/16, 3/20/18*	5.00	1.29		182	18,804	7,308		11,496
Communications Sales & Leasing, Inc., 8.25%, 10/15/23, 6/20/20*	5.00	5.25		600	(453)	– 0	–	(453)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
INEOS Group Holdings SA, 6.5%, 8/15/18, 9/20/19*	5.00%	3.29%	EUR	533	$44,308	$20,147	$24,161
K Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 12/20/19*	5.00	14.31		$195	(52,368)	(5,859)	(46,509)
K Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 6/23/20*	5.00	14.18		1,129	(321,382)	(99,025)	(222,357)
Toys R Us, Inc., 7.375%, 10/15/18, 12/20/17*	5.00	19.89		736	(184,810)	(115,917)	(68,893)
Morgan Stanley Co., Inc.:
Alcatel-Lucent, 8.50%, 1/15/16, 6/20/19*	5.00	0.85	EUR	268	50,012	25,355	24,657
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/21/15*	5.00	13.80		$1,339	(22,710)	(1,366)	(21,344)
SUPERVALU, Inc., 6.75%, 6/01/21, 6/22/20*	5.00	3.14		888	81,299	79,484	1,815
Wind Acquisition Finance SA, 11.75%, 7/15/17, 6/20/19*	5.00	2.15	EUR	1,186	151,962	115,145	36,817

					$(556,242)	$(89,601)	$(466,641)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Credit Suisse International
AMBAC Financial Group Inc.	312	BBA 1 Month LIBOR Plus 0.30%	USD	5	9/26/16	$317
Apollo Global Management LLC	26,792	BBA 1 Month LIBOR Plus 0.75%		597	5/14/16	(88,983)
Comcast Corp. - Class A	18,035	BBA 1 Month LIBOR Plus 0.30%	USD	1,067	11/23/16	(52,154)
Inmarsat PLC	4,186	BBA 1 Month LIBOR plus 0.35%	GBP	30	2/11/16	16,714
Ryanair Holdings PLC	6,747	EURIBOR 1 Month Plus 0.30%	EUR	68	5/31/16	15,769

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Vodafone Group PLC	34,148	BBA 1 Month LIBOR Plus 0.30%	GBP	85	7/06/16	$(13,076)
Goldman Sachs & Co.
BG Group PLC	117,335	BBA 1 Month LIBOR Plus 0.30%	USD	1,764	1/01/50	31,881
Blackstone Group LP	4,683	BBA 1 Month LIBOR Plus 0.30%	152	2/06/16	7,559
Fortress Investment Group LLC	51,752	BBA 1 Month LIBOR Plus 0.70%	421	5/14/16	(117,011)
Och-Ziff Capital Management	15,838	BBA 1 Month LIBOR Plus 0.65%	204	5/16/16	(42,061)
Pfizer, Inc.	2,195	BBA 1 Month LIBOR Plus 0.15%	75	4/13/16	(3,896)
Morgan Stanley Co., Inc.
Marriott International, Inc.	12,206	BBA 1 Month LIBOR Plus 0.50%	892	5/22/17	(25,843)
NVR, Inc.	1,008	BBA 1 Month LIBOR Plus 0.50%	1,384	5/22/17	147,732
Royal Dutch Shell PLC - A shs	14,254	BBA 1 Month LIBOR Plus 0.50%	GBP	295	1/19/17	(75,047)
Ryanair Holdings PLC	39,662	EURIBOR 1 Month Plus 0.50%	EUR	473	4/10/17	10,266
Triumph Group, Inc.	5,047	BBA 1 Month LIBOR Plus 0.50%	USD	347	5/22/17	(97,937)
Wizz Air Holdings PLC	3,085	BBA 1 Month LIBOR Plus 0.50%	GBP	45	3/03/17	15,440
Wyndham Worldwide Corp.	7,596	BBA 1 Month LIBOR Plus 0.50%	USD	659	5/22/17	(74,606)
Pay Total Return on Reference Obligation
Goldman Sachs & Co.
Alent PLC	63,652	BBA 1 Month LIBOR Minus 0.40%	GBP	301	1/01/50	– 0	–
Royal Dutch Shell PLC	52,261	BBA 1 Month LIBOR Minus 0.40%	1,319	1/01/50	(713)
Morgan Stanley Co., Inc.
Aberdeen Asset Management PLC	1,650	SONIA Overnight Deposit Rate Minus 0.30%	GBP	8	8/01/16	4,004
Aberdeen Asset Management PLC	1,400	SONIA Overnight Deposit Rate Minus 0.30%	6	8/01/16	3,116
Aberdeen Asset Management PLC	6,100	SONIA Overnight Deposit Rate Minus 0.30%	25	8/01/16	9,381
Aberdeen Asset Management PLC	8,972	SONIA Overnight Deposit Rate Minus 0.30%	GBP	38	8/01/16	14,153
Agile Property Holdings Ltd.	86,300	HK Overnight Index Swap Ref Rate Minus 1.50%	HKD	449	8/01/16	9,852

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Agile Property Holdings Ltd.	10,800	HK Overnight Index Swap Ref Rate Minus 2.00%	HKD	53	8/01/16	$1,454
Agile Property Holdings Ltd.	3,500	HK Overnight Index Swap Ref Rate Minus 0.40%		17	8/01/16	466
Airbus Group SE	2,021	EONIA Minus 0.40%	EUR	118	8/21/17	582
Anglo American PLC	21,235	SONIA Overnight Deposit Rate Minus 0.30%	GBP	178	8/01/16	32,800
Antofagasta PLC	4,000	SONIA Overnight Deposit Rate Minus 0.30%		32	8/01/16	12,664
Antofagasta PLC	18,343	SONIA Overnight Deposit Rate Minus 0.30%		114	8/01/16	4,994
Asustek Computer, Inc.	32,200	FedFundEffective Minus 0.51%	USD	310	8/01/16	589
Bank of China Ltd.	181,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	665	8/01/16	3,327
Bank of China Ltd.	27,300	HK Overnight Index Swap Ref Rate Minus 0.40%		121	8/01/16	(2,718)
Bank of East Asia	1,000	HK Overnight Index Swap Ref Rate Minus 0.40%		29	8/01/16	295
Bank of East Asia	2,400	HK Overnight Index Swap Ref Rate Minus 0.50%		70	8/01/16	491
Bank of East Asia	2,200	HK Overnight Index Swap Ref Rate Minus 0.40%		64	8/01/16	630
Bank of East Asia	2,700	HK Overnight Index Swap Ref Rate Minus 0.50%		79	8/01/16	774
Bank of East Asia	31,100	HKAB 1 Month HIBOR Fixing Minus 0.40%		959	8/01/16	15,157
BG Group PLC	20,502	SONIA Overnight Deposit Rate Minus 0.30%	GBP	224	8/01/16	30,076
BYD Co., Ltd.	13,000	HK Overnight Index Swap Ref Rate Minus 1.74%	HKD	752	8/01/16	44,081
Canon Inc.	5,570	MUTSCALM Minus 0.40%	JPY	21,839	8/01/16	10,432
China Cinda Asset Management Co., Ltd.	284,600	HK Overnight Index Swap Ref Rate Minus 0.40%-1.25%	HKD	1,281	8/01/16	59,556
China CITIC Bank Corp., Ltd.	25,000	HK Overnight Index Swap Ref Rate Minus 0.40%		178	8/01/16	7,720

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
China CITIC Bank Corp., Ltd.	19,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	114	8/01/16	$3,029
China CITIC Bank Corp., Ltd.	16,000	HK Overnight Index Swap Ref Rate Minus 0.40%		82	8/01/16	813
China CITIC Bank Corp., Ltd.	138,000	HK Overnight Index Swap Ref Rate Minus 0.40%		712	8/01/16	7,446
China Communications Const	77,700	HK Overnight Index Swap Ref Rate Minus 0.45%		958	8/01/16	29,985
China Cosco Holdings	29,900	HK Overnight Index Swap Ref Rate Minus 7.25%		149	8/01/16	173
China Everbright Bank Co.	197,000	HK Overnight Index Swap Ref Rate Minus 0.40%		992	8/01/16	38,221
China Galaxy Securities Co.	63,400	HK Overnight Index Swap Ref Rate Minus 0.40%		514	8/01/16	23,012
China Merchants Bank	78,800	HK Overnight Index Swap Ref Rate Minus 0.40%		1,702	8/01/16	33,446
China Minsheng Banking Corp., Ltd.	12,000	HK Overnight Index Swap Ref Rate Minus 0.40%		113	8/01/16	3,065
China Minsheng Banking Corp., Ltd.	75,800	HK Overnight Index Swap Ref Rate Minus 0.40%		610	8/01/16	5,752
China Minsheng Banking Corp., Ltd.	61,000	HK Overnight Index Swap Ref Rate Minus 0.40%		640	8/01/16	21,249
China Pacific Insurance (Group) Co., Ltd.	1,400	HK Overnight Index Swap Ref Rate Minus 0.40%		42	8/01/16	316
China Pacific Insurance (Group) Co., Ltd.	24,000	HK Overnight Index Swap Ref Rate Minus 0.40%		810	8/01/16	17,424
China Petroleum & Chemical	195,000	HK Overnight Index Swap Ref Rate Minus 0.40%		1,272	8/01/16	33,352
China Shipping Container	284,500	HK Overnight Index Swap Ref Rate Minus 1.50%		839	8/01/16	(5,953)
China Vanke Co., Ltd.	4,900	HK Overnight Index Swap Ref Rate Minus 2.50%		87	8/01/16	26
China Vanke Co., Ltd.	46,300	HK Overnight Index Swap Ref Rate Minus 1.50%		697	8/01/16	(19,598)
CITIC Securities Co., Ltd.	23,500	HK Overnight Index Swap Ref Rate Minus 0.40%		649	8/01/16	35,749

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
CNOOC Ltd.	37,400	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	526	8/01/16	$21,022
Country Garden Holdings Co., Ltd.	104,000	HK Overnight Index Swap Ref Rate Minus 0.40%		400	8/01/16	15,125
Country Garden Holdings Co., Ltd.	104,400	HK Overnight Index Swap Ref Rate Minus 0.40%		404	8/01/16	15,619
Dalian Wanda Commercial PR	18,760	HK Overnight Index Swap Ref Rate Minus 1.85%		1,200	8/01/16	39,160
Evergrande Real Estate Group Ltd.	39,000	HK Overnight Index Swap Ref Rate Minus 8.51%		140	8/01/16	(7,681)
Evergrande Real Estate Group Ltd.	1,600	HK Overnight Index Swap Ref Rate Minus 8.51%		5	8/01/16	(376)
Evergrande Real Estate Group Ltd.	325,700	HK Overnight Index Swap Ref Rate Minus 8.51%		1,618	8/01/16	(21,219)
Fast Retailing Co., Ltd.	312	MUTSCALM Minus 0.40%	JPY	17,071	8/01/16	13,887
Fosun International Ltd.	70,300	HK Overnight Index Swap Ref Minus 1.73%	HKD	1,078	8/01/16	20,548
Glencore PLC	4,060	SONIA Overnight Deposit Rate Minus 0.30%	GBP	12	8/01/16	9,323
Glencore PLC	900	SONIA Overnight Deposit Rate Minus 0.30%		3	8/01/16	2,067
Glencore PLC	600	SONIA Overnight Deposit Rate Minus 0.30%		2	8/01/16	1,322
Glencore PLC	1,060	SONIA Overnight Deposit Rate Minus 0.30%		3	8/01/16	2,729
Glencore PLC	6,500	SONIA Overnight Deposit Rate Minus 0.30%		21	8/01/16	17,084
Glencore PLC	20,000	SONIA Overnight Deposit Rate Minus 0.30%		72	8/01/16	65,059
Glencore PLC	21,223	SONIA Overnight Deposit Rate Minus 0.30%		76	8/01/16	68,653
Glencore PLC	19,947	SONIA Overnight Deposit Rate Minus 0.30%	GBP	59	8/01/16	45,304
Hang Lung Properties Ltd.	8,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	208	8/01/16	8,672

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Hang Lung Properties Ltd.	16,290	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	396	8/01/16	$14,227
Hong Kong Exchanges & Clearing Ltd.	4,800	HK Overnight Index Swap Ref Rate Minus 0.50%		1,330	8/01/16	56,974
Hyundai Heavy Industries Co., Ltd.	300	FedFundEffective Minus 0.40%	USD	43	8/01/16	19,848
Hyundai Heavy Industries Co., Ltd.	747	FedFundEffective Minus 0.40%		74	8/01/16	16,556
iBoxx Liquid High Yield Index	35,000	BBA 3 Month LIBOR Minus 0.00%		8,255	9/21/15	210,631
iBoxx Liquid High Yield Index	16,298	BBA 3 Month LIBOR Minus 2.29%		3,753	12/20/15	7,189
ICAP PLC	1,420	SONIA Overnight Deposit Rate Minus 0.30%	GBP	8	8/01/16	2,046
ICAP PLC	11,200	SONIA Overnight Deposit Rate Minus 0.30%		39	8/01/16	(17,898)
ICAP PLC	12,005	SONIA Overnight Deposit Rate Minus 0.30%		61	8/01/16	10,137
Imerys SA	1,519	EONIA Minus 0.35%	EUR	104	8/01/16	12,293
INPEX Corp.	21,270	MUTSCALM Minus 0.40%	JPY	29,053	8/01/16	24,043
Just Eat PLC	24,320	SONIA Overnight Deposit Rate Minus 0.30%	GBP	100	8/01/16	8,972
Kering	851	EONIA Minus 0.35%	EUR	139	8/01/16	9,860
Kroton Educational SA	16,094	FedFundEffective Minus 1.00%	USD	45	8/01/16	6,612
KYOCERA Corp.	900	MUTSCALM Minus 0.40%	JPY	4,447	8/01/16	(7,412)
KYOCERA Corp.	1,090	MUTSCALM Minus 0.40%		6,589	8/01/16	950
Lenovo Group Ltd.	8,100	HK Overnight Index Swap Ref Rate Minus 0.50%	HKD	97	8/01/16	5,889
Lenovo Group Ltd.	8,300	HK Overnight Index Swap Ref Rate Minus 0.40%		100	8/01/16	6,088
Lenovo Group Ltd.	51,670	HK Overnight Index Swap Ref Rate Minus 0.40%		602	8/01/16	35,297
Lenovo Group Ltd.	6,000	HK Overnight Index Swap Ref Rate Minus 0.40%		79	8/01/16	5,214
Li & Fung Ltd.	52,000	HK Overnight Index Swap Ref Rate Minus 0.40%		544	8/01/16	35,989
Li & Fung Ltd.	76,100	HK Overnight Index Swap Ref Rate Minus 0.40%		541	8/01/16	19,653
MITSUI & Co., Ltd.	1,300	MUTSCALM Minus 0.40%	JPY	2,245	8/01/16	1,616

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
MITSUI & Co., Ltd.	3,200	MUTSCALM Minus 0.40%	JPY	5,283	8/01/16	$1,968
MITSUI & Co., Ltd.	7,600	MUTSCALM Minus 0.40%		12,613	8/01/16	5,213
MTN Group Ltd.	840	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	179	8/01/16	1,991
MTN Group Ltd.	1,400	South Africa Benchmark Overnight Rate Minus 0.95%		342	8/01/16	6,601
MTN Group Ltd.	4,300	South Africa Benchmark Overnight Rate Minus 0.95%		955	8/01/16	13,086
MTN Group Ltd.	15,177	South Africa Benchmark Overnight Rate Minus 0.95%		2,978	8/01/16	19,025
MTN Group Ltd.	17,714	FedFundEffective Minus 1.30%	USD	312	3/02/17	62,331
Naspers Ltd.	300	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	416	8/01/16	(7,449)
Naspers Ltd.	300	South Africa Benchmark Overnight Rate Minus 0.95%		421	8/01/16	(7,049)
Naspers Ltd.	873	South Africa Benchmark Overnight Rate Minus 0.95%		1,420	8/01/16	(5,910)
Ocado Group PLC	800	SONIA Overnight Deposit Rate Minus 0.30%	GBP	3	8/01/16	1,129
Ocado Group PLC	200	SONIA Overnight Deposit Rate Minus 0.30%		1	8/01/16	230
Ocado Group PLC	700	SONIA Overnight Deposit Rate Minus 6.25%		3	8/01/16	784
Ocado Group PLC	3,130	SONIA Overnight Deposit Rate Minus 0.75%		12	8/01/16	2,810
Ocado Group PLC	15,018	SONIA Overnight Deposit Rate Minus 0.30%		57	8/01/16	9,047
Petrochina Co., Ltd.	155,200	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	1,363	8/01/16	44,879
Rio Tinto PLC	3,107	SONIA Overnight Deposit Rate Minus 0.30%	GBP	81	8/01/16	6,948
Standard Bank Group Ltd.	950	South Africa Benchmark Overnight Rate minus 0.95%	ZAR	155	8/01/16	1,232
Standard Bank Group Ltd.	4,900	South Africa Benchmark Overnight Rate Minus 0.95%		723	8/01/16	544

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Standard Bank Group Ltd.	10,694	South Africa Benchmark Overnight Rate Minus 0.95%	ZAR	1,594	8/01/16	$2,377
Woodside Petroleum Ltd.	425	RBA Daily Cash Rate Target Minus 0.40%	AUD	17	8/01/16	2,243
Woodside Petroleum Ltd.	200	RBA Daily Cash Rate Target Minus 0.40%		9	8/01/16	1,504
Woodside Petroleum Ltd.	2,800	RBA Daily Cash Rate Target Minus 0.40%		118	8/01/16	17,555
Woodside Petroleum Ltd.	11,480	RBA Daily Cash Rate Target Minus 0.40%		402	8/01/16	13,693
Zhuzhou CSR Times Electric Co., Ltd.	35,200	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	1,941	8/01/16	17,387
Zoomlion Heavy Industry Science & Technology Co., Ltd.	79,000	HK Overnight Index Swap Ref Rate Minus 3.21%		383	8/01/16	17,783
Zoomlion Heavy Industry Science & Technology Co., Ltd.	144,500	HK Overnight Index Swap Ref Rate Minus 3.21%		800	8/01/16	45,241

						$1,221,999

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate market value of these securities amounted to $32,328,836 or 8.5% of net assets.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2015.
(g)	Security is in default and is non-income producing.
(h)	Illiquid security.
(i)	When-Issued or delayed delivery security.
(j)	Convertible security.
(k)	One contract relates to 100 shares.
(l)	One contract relates to 1 share.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(n)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,188,659 and gross unrealized depreciation of investments was $(21,063,967), resulting in net unrealized appreciation of $3,124,692.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
BBA	-	British Bankers Association
EONIA	-	Euro OverNight Index Average
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
FedFundEffective	-	Federal Funds Effective Rate
GDR	-	Global Depositary Receipt
GFX	-	Global Foreign Exchange
HIBOR	-	Hong Kong Interbank Offer Rate
HK	-	Hong Kong
HKAB	-	Hong Kong Association of Banks
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
MUTSCALM	-	Bank of Japan Estimated Unsecured Overnight Call Rate
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company
RBA	-	Reserve Bank of Australia
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SONIA	-	Sterling Overnight Index Average
SPDR	-	Standard & Poor’s Depository Receipt

AB Cap Fund, Inc. - AB Multi-Manager Alternative Strategies Fund

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$47,839,037		$6,888,568		$	– 0	–	$54,727,605
Information Technology	29,982,714		1,685,068			– 0	–	31,667,782
Financials	27,011,396		1,074,769			– 0	–	28,086,165
Industrials	25,218,585		2,483,882			– 0	–	27,702,467
Health Care	26,340,686		964,143			– 0	–	27,304,829
Materials	17,315,433		808,681			– 0	–	18,124,114
Consumer Staples	11,386,288		4,114,054			– 0	–	15,500,342
Energy	6,092,749		49,790			– 0	–	6,142,539
Telecommunication Services	1,872,751		469,920			– 0	–	2,342,671
Utilities	2,072,734		– 0	–		– 0	–	2,072,734
Corporate Bonds	– 0	–	49,524,628			2,861,977		52,386,605
Government Issues	– 0	–	7,105,055			– 0	–	7,105,055
Real Estate Investment Trust Units	6,694,356		– 0	–		– 0	–	6,694,356
Municipals	– 0	–	6,259,365			358,191		6,617,556
Depository Receipts	5,160,118		356,664			– 0	–	5,516,782
Convertible Bonds	– 0	–	83,407			2,668,881		2,752,288
Equity Linked Notes	485,300					1,165,913		1,651,213
Warrants	1,273,638		– 0	–		– 0	–	1,273,638
Preferred Stocks	484,828		668,212			– 0	–	1,153,040
Mutual Funds	980,805		– 0	–		– 0	–	980,805
Options Purchased - Puts	– 0	–	855,073			– 0	–	855,073
Bank Loans	– 0	–	– 0	–		598,950		598,950
Collateralized Mortgage Obligations	– 0	–	– 0	–		275,495		275,495
Common Stock Units	135,729		– 0	–		– 0	–	135,729
Options Purchased - Calls	– 0	–	75,300			– 0	–	75,300
Short-Term Investments	57,250,376		– 0	–		– 0	–	57,250,376
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	11,463,646		– 0	–		– 0	–	11,463,646
Liabilities:
Mutual Funds	(42,520,265)		– 0	–		– 0	–	(42,520,265)
Common Stocks:
Consumer Discretionary	(8,418,914)		(1,737,855)			– 0	–	(10,156,769)
Industrials	(6,050,250)		(1,319,749)			– 0	–	(7,369,999)
Information Technology	(5,335,212)		(1,701,376)			– 0	–	(7,036,588)
Energy	(3,099,051)		(507,170)			– 0	–	(3,606,221)
Financials	(2,625,224)		(429,015)			– 0	–	(3,054,239)
Health Care	(2,521,572)		– 0	–		– 0	–	(2,521,572)
Materials	(1,007,453)		(1,436,731)			– 0	–	(2,444,184)
Consumer Staples	(1,820,487)		– 0	–		– 0	–	(1,820,487)
Telecommunication Services	(377,152)		– 0	–		– 0	–	(377,152)
Utilities	– 0	–	(152,823)			– 0	–	(152,823)
Government Issues	– 0	–	(8,854,131)			– 0	–	(8,854,131)
Corporate Bonds	– 0	–	(5,885,927)			– 0	–	(5,885,927)
Depository Receipts	(2,084,854)		(203,929)			– 0	–	(2,288,783)
Real Estate Investment Trust Units	(242,579)		– 0	–		– 0	–	(242,579)

Total Investments in Securities	202,958,156		61,237,873			7,929,407		272,125,436
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	253,194			– 0	–	253,194
Centrally Cleared Credit Default Swaps	– 0	–	29,785			– 0	–	29,785
Credit Default Swaps	– 0	–	362,491			– 0	–	362,491
Total Return Swaps	– 0	–	1,916,589			– 0	–	1,916,589
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(104,238)			– 0	–	(104,238)
Call Options Written	– 0	–	(324)			– 0	–	(324)
Centrally Cleared Credit Default Swaps	– 0	–	(111,324)			– 0	–	(111,324)
Credit Default Swaps	– 0	–	(829,132)			– 0	–	(829,132)
Total Return Swaps	– 0	–	(694,590)			– 0	–	(694,590)

Total+	$202,958,156		$62,060,324			$7,929,407		$272,947,887

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporate Bonds		Municipals		Convertible Bonds
Balance as of 5/31/15	$3,905,418		$520,445		$2,260,146
Accrued discounts/(premiums)	(6,305)		155		5,636
Realized gain (loss)	(335,141)		1,171		(5,843)
Change in unrealized appreciation/depreciation	(148,934)		(3,671)		(292,966)
Purchases	561,798		– 0	–	930,573
Sales	(1,114,859)		(159,909)		(228,665)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 8/31/15	$2,861,977		$358,191		$2,668,881

Net change in unrealized appreciation/depreciation from investments held as of 8/31/15	$(186,434)		$(3,671)		$(292,966)

	Equity Linked Notes		Bank Loans		Collateralized Mortgage Obligations
Balance as of 5/31/15	$1,471,381		$ – 0	–	$402,258
Accrued discounts/(premiums)	– 0	–	– 0	–	– 0	–
Realized gain (loss)	(3,547)		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(250,844)		(17,874)		(1,797)
Purchases/Payups	– 0	–	616,824		– 0	–
Sales/Paydowns	(51,077)		– 0	–	(124,966)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 8/31/15	$1,165,913		$598,950		$275,495

Net change in unrealized appreciation/depreciation from investments held as of 8/31/15	$(250,844)		$(17,874)		$(1,797)

	Total
Balance as of 5/31/15	$8,559,648
Accrued discounts/(premiums)	(514)
Realized gain (loss)	(343,360)
Change in unrealized appreciation/depreciation	(716,086)
Purchases/Payups	2,109,195
Sales/Paydowns	(1,679,476)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 8/31/15	$7,929,407

Net change in unrealized appreciation/depreciation from investments held as of 8/31/15	$(753,586)

As of August 31, 2015, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 20, 2015